UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08004

                                   ASTON FUNDS
               (Exact name of registrant as specified in charter)

                      120 North LaSalle Street, 25th Floor
                                CHICAGO, IL 60602
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                   Aston Funds
                      120 North LaSalle Street, 25th Floor
                                CHICAGO, IL 60602
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 268-1400


                       Date of fiscal year end: OCTOBER 31

                     Date of reporting period: JULY 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


Aston Funds
MONTAG & CALDWELL GROWTH FUND                                      JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

MATERIALS                                  1%
CASH & NET OTHER ASSETS AND LIABILITIES    1%
INFORMATION TECHNOLOGY                    30%
CONSUMER STAPLES                          19%
HEALTH CARE                               15%
CONSUMER DISCRETIONARY                    11%
ENERGY                                    10%
INDUSTRIALS                                7%
FINANCIALS                                 6%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 98.63%
                  CONSUMER DISCRETIONARY - 10.75%
      1,575,000   McDonald's .................................   $    86,719,500
      1,185,000   McGraw-Hill ................................        37,149,750
      1,000,000   NIKE, Class B ..............................        56,640,000
        886,800   TJX ........................................        32,128,764
      1,316,900   Walt Disney ................................        33,080,528
                                                                 ---------------
                                                                     245,718,542
                                                                 ---------------
                  CONSUMER STAPLES - 18.60%
      1,965,000   Coca-Cola ..................................        97,935,600
        565,700   Colgate-Palmolive ..........................        40,979,308
      1,230,000   Costco Wholesale ...........................        60,885,000
      1,039,100   CVS Caremark ...............................        34,789,068
      1,330,000   PepsiCo ....................................        75,477,500
      1,015,000   Procter & Gamble ...........................        56,342,650
      1,177,900   Wal-Mart Stores ............................        58,753,652
                                                                 ---------------
                                                                     425,162,778
                                                                 ---------------
                  ENERGY - 9.73%
      2,100,000   Cameron International * ....................        65,583,000
        950,000   Occidental Petroleum .......................        67,773,000
      1,664,100   Schlumberger ...............................        89,029,350
                                                                 ---------------
                                                                     222,385,350
                                                                 ---------------
                  FINANCIALS - 5.77%
      5,100,000   Charles Schwab .............................        91,137,000
      1,053,000   JPMorgan Chase .............................        40,698,450
                                                                 ---------------
                                                                     131,835,450
                                                                 ---------------
                  HEALTH CARE - 15.06%
      1,865,000   Abbott Laboratories ........................        83,906,350
      1,160,000   Allergan ...................................        61,978,800
      1,565,000   Gilead Sciences * ..........................        76,575,450
      3,480,000   Schering-Plough ............................        92,254,800
        760,000   Stryker ....................................        29,548,800
                                                                 ---------------
                                                                     344,264,200
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INDUSTRIALS - 7.11%
        653,800   3M .........................................   $    46,105,976
        388,400   Burlington Northern Santa Fe ...............        30,524,356
        865,000   Emerson Electric ...........................        31,468,700
      1,030,000   Fluor ......................................        54,384,000
                                                                 ---------------
                                                                     162,483,032
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 30.03%
        675,100   Apple * ....................................       110,304,589
        212,890   Google, Class A * ..........................        94,320,914
      2,620,000   Hewlett-Packard ............................       113,446,000
      2,440,000   Juniper Networks * .........................        63,757,200
      2,270,000   QUALCOMM ...................................       104,896,700
      1,410,000   Research In Motion * .......................       107,160,000
      1,410,000   Visa, Class A ..............................        92,298,600
                                                                 ---------------
                                                                     686,184,003
                                                                 ---------------
                  MATERIALS - 1.58%
        430,000   Monsanto ...................................        36,120,000
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $2,088,175,908) ...................     2,254,153,355
                                                                 ---------------
INVESTMENT COMPANY - 1.41%
     32,231,333   BlackRock Liquidity Funds
                     TempCash Portfolio ......................        32,231,333
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $32,231,333) ......................        32,231,333
                                                                 ---------------
TOTAL INVESTMENTS - 100.04%
   (Cost $2,120,407,241) ** ..................................     2,286,384,688
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.04)% ...................          (889,454)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $ 2,285,495,234
                                                                 ===============

*     Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ................................   $   194,536,889
Gross unrealized depreciation ................................       (28,559,442)
                                                                 ---------------
Net unrealized appreciation ..................................   $   165,977,447
                                                                 ===============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
VEREDUS SELECT GROWTH FUND                                         JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

OTHER COMMON STOCK, CASH & NET OTHER
   ASSETS AND LIABILITIES               2%
INFORMATION  TECHNOLOGY                43%
CONSUMER DISCRETIONARY                 33%
FINANCIALS                             12%
HEALTH CARE                             5%
MATERIALS                               5%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 99.88%
                  CONSUMER DISCRETIONARY - 33.06%
         24,900   Amazon.com * ...............................   $     2,135,424
         67,475   Best Buy ...................................         2,521,541
         52,100   Carnival ...................................         1,458,279
         58,925   Darden Restaurants .........................         1,908,581
        538,000   Ford Motor * ...............................         4,304,000
        146,575   Gap ........................................         2,392,104
        152,400   Goodyear Tire & Rubber * ...................         2,593,848
         93,100   Home Depot .................................         2,415,014
         66,200   International Game Technology ..............         1,307,450
        112,300   J.C. Penney ................................         3,385,845
         21,500   Kohl's * ...................................         1,043,825
        122,400   Las Vegas Sands * ..........................         1,144,440
        159,625   Macy's .....................................         2,220,384
                                                                 ---------------
                                                                      28,830,735
                                                                 ---------------
                  FINANCIALS - 12.03%
          8,600   CME Group ..................................         2,397,938
         13,100   Goldman Sachs Group ........................         2,139,230
         84,000   Invesco ....................................         1,659,000
         89,700   Morgan Stanley .............................         2,556,450
         37,300   T. Rowe Price Group ........................         1,742,283
                                                                 ---------------
                                                                      10,494,901
                                                                 ---------------
                  HEALTH CARE - 4.88%
        159,000   Pfizer .....................................         2,532,870
         32,400   Teva Pharmaceutical, SP ADR ................         1,728,216
                                                                 ---------------
                                                                       4,261,086
                                                                 ---------------
                  INDUSTRIALS - 1.85%
         57,775   J.B. Hunt Transport Services ...............         1,614,811
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 43.50%
        103,500   Activision Blizzard * ......................         1,185,075
         45,425   Analog Devices .............................         1,243,282
         15,500   Apple * ....................................         2,532,545

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INFORMATION TECHNOLOGY (CONTINUED)
        107,400   Broadcom, Class A * ........................   $     3,031,902
        148,400   Corning ....................................         2,522,800
        143,775   Dell * .....................................         1,923,709
         39,600   Dolby Laboratories, Class A * ..............         1,648,548
        178,700   EMC * ......................................         2,691,222
        142,700   Intel ......................................         2,746,975
        125,000   Marvell Technology Group * .................         1,667,500
        471,600   Micron Technology * ........................         3,013,524
         22,900   QUALCOMM ...................................         1,058,209
        166,225   SanDisk * ..................................         2,962,129
        233,000   Siliconware Precision Industries, SP ADR ...         1,579,740
        600,000   United Microelectronics, SP ADR ............         2,040,000
         46,500   Visa, Class A ..............................         3,043,890
        100,700   Western Digital * ..........................         3,046,175
                                                                 ---------------
                                                                      37,937,225
                                                                 ---------------
                  MATERIALS - 4.56%
         30,600   Freeport-McMoRan Copper & Gold .............         1,845,180
         53,650   United States Steel ........................         2,132,588
                                                                 ---------------
                                                                       3,977,768
                                                                 ---------------
                  TOTAL COMMON STOCKS
                  (Cost $74,393,180) .........................        87,116,526
                                                                 ---------------
INVESTMENT COMPANY - 1.51%
      1,314,585   BlackRock Liquidity Funds
                     TempCash Portfolio ......................         1,314,585
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $1,314,585) .......................         1,314,585
                                                                 ---------------
TOTAL INVESTMENTS - 101.39%
   (Cost $75,707,765)** ......................................        88,431,111
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (1.39)% ...................        (1,212,380)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    87,218,731
                                                                 ===============

----------
*    Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ................................   $    12,997,050
Gross unrealized depreciation ................................          (273,704)
                                                                 ---------------
Net unrealized appreciation ..................................   $    12,723,346
                                                                 ===============

SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
GROWTH FUND                                                        JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

OTHER COMMON STOCK, CASH & NET OTHER
   ASSETS AND LIABILITIES               2%
INFORMATION TECHNOLOGY                 30%
CONSUMER STAPLES                       19%
HEALTH CARE                            15%
CONSUMER DISCRETIONARY                 11%
ENERGY                                 10%
INDUSTRIALS                             7%
FINANCIALS                              6%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 99.82%
                  CONSUMER DISCRETIONARY - 10.77%
        128,816   McDonald's .................................   $     7,092,609
        105,800   McGraw-Hill ................................         3,316,830
         87,509   NIKE, Class B ..............................         4,956,510
         76,400   TJX ........................................         2,767,972
        115,900   Walt Disney ................................         2,911,408
                                                                 ---------------
                                                                      21,045,329
                                                                 ---------------
                  CONSUMER STAPLES - 19.05%
        170,121   Coca-Cola ..................................         8,478,831
         49,806   Colgate-Palmolive ..........................         3,607,947
        109,008   Costco Wholesale ...........................         5,395,896
         91,027   CVS Caremark ...............................         3,047,584
        114,414   PepsiCo ....................................         6,492,994
         91,417   Procter & Gamble ...........................         5,074,558
        103,218   Wal-Mart Stores ............................         5,148,514
                                                                 ---------------
                                                                      37,246,324
                                                                 ---------------
                  ENERGY - 9.88%
        181,115   Cameron International * ....................         5,656,221
         81,008   Occidental Petroleum .......................         5,779,111
        147,312   Schlumberger ...............................         7,881,192
                                                                 ---------------
                                                                      19,316,524
                                                                 ---------------
                  FINANCIALS - 5.96%
        453,135   Charles Schwab .............................         8,097,522
         92,100   JPMorgan Chase .............................         3,559,665
                                                                 ---------------
                                                                      11,657,187
                                                                 ---------------
                  HEALTH CARE - 15.14%
        147,919   Abbott Laboratories ........................         6,654,876
         93,214   Allergan ...................................         4,980,424
        141,916   Gilead Sciences * ..........................         6,943,950
        313,940   Schering-Plough ............................         8,322,549
         69,514   Stryker ....................................         2,702,704
                                                                 ---------------
                                                                      29,604,503
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INDUSTRIALS - 7.32%
         56,800   3M .........................................   $     4,005,536
         34,100   Burlington Northern Santa Fe ...............         2,679,919
         79,700   Emerson Electric ...........................         2,899,486
         89,300   Fluor ......................................         4,715,040
                                                                 ---------------
                                                                      14,299,981
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 30.06%
         58,705   Apple * ....................................         9,591,810
         18,620   Google, Class A * ..........................         8,249,591
        220,318   Hewlett-Packard ............................         9,539,769
        212,630   Juniper Networks * .........................         5,556,022
        199,425   QUALCOMM ...................................         9,215,429
        118,107   Research In Motion * .......................         8,976,132
        116,800   Visa, Class A ..............................         7,645,728
                                                                 ---------------
                                                                      58,774,481
                                                                 ---------------
                  MATERIALS - 1.64%
         38,100   Monsanto ...................................         3,200,400
                                                                 ---------------
                  TOTAL COMMON STOCKS
                  (Cost $200,387,586) ........................       195,144,729
                                                                 ---------------
INVESTMENT COMPANY - 0.65%
      1,270,551   BlackRock Liquidity Funds
                     TempCash Portfolio ......................         1,270,551
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $1,270,551) .......................         1,270,551
                                                                 ---------------
TOTAL INVESTMENTS - 100.47%
   (Cost $201,658,137)** .....................................       196,415,280
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.47)% ...................          (918,518)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   195,496,762
                                                                 ===============

----------
*    Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation. ...............................   $    12,578,701
Gross unrealized depreciation. ...............................       (17,821,558)
                                                                 ---------------
Net unrealized depreciation ..................................   $    (5,242,857)
                                                                 ===============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
OPTIMUM LARGE CAP OPPORTUNITY FUND                                 JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

OTHER COMMON STOCK, CASH & NET OTHER ASSETS AND LIABILITIES    3%
INFORMATION TECHNOLOGY                                        21%
ENERGY                                                        15%
CONSUMER DISCRETIONARY                                        14%
HEALTH CARE                                                   14%
INDUSTRIALS                                                   12%
FINANCIALS                                                     9%
CONSUMER STAPLES                                               5%
MATERIALS                                                      4%
TELECOMMUNICATION SERVICES                                     3%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 99.92%
                  CONSUMER DISCRETIONARY - 14.38%
          1,600   Apollo Group, Class A * ....................   $       110,464
          4,600   DIRECTV Group * ............................           119,140
          2,000   NIKE, Class B ..............................           113,280
          5,750   Staples ....................................           120,865
          3,200   Yum! Brands                                            113,472
                                                                 ---------------
                                                                         577,221
                                                                 ---------------
                  CONSUMER STAPLES - 5.40%
          2,100   Wal-Mart Stores ............................           104,748
          3,600   Walgreen ...................................           111,780
                                                                 ---------------
                                                                         216,528
                                                                 ---------------
                  ENERGY - 14.67%
          1,350   Diamond Offshore Drilling ..................           121,325
          2,000   EnCana .....................................           107,300
          3,500   National-Oilwell Varco * ...................           125,790
          1,525   Transcocean * ..............................           121,527
          2,800   XTO Energy .................................           112,644
                                                                 ---------------
                                                                         588,586
                                                                 ---------------
                  FINANCIALS - 8.66%
          2,450   ACE ........................................           120,197
            700   Goldman Sachs Group ........................           114,310
          1,200   IntercontinentalExchange * .................           112,872
                                                                 ---------------
                                                                         347,379
                                                                 ---------------
                  HEALTH CARE - 13.64%
          2,000   Baxter International .......................           112,740
          5,625   Bristol-Myers Squibb .......................           122,287
          2,050   DaVita * ...................................           101,885
          2,300   Gilead Sciences * ..........................           112,539
          2,600   St. Jude Medical * .........................            98,046
                                                                 ---------------
                                                                         547,497
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INDUSTRIALS - 11.95%
          7,125   ABB, SP ADR ................................   $       130,245
          2,700   Deere ......................................           118,098
          2,725   Jacobs Engineering Group * .................           111,671
          1,500   Precision Castparts ........................           119,715
                                                                 ---------------
                                                                         479,729
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 21.61%
          3,450   Amphenol, Class A ..........................           115,057
            800   Apple * ....................................           130,712
          5,975   Cisco Systems * ............................           131,510
            275   Google, Class A * ..........................           121,839
          1,100   International Business Machines ............           129,723
          4,400   Juniper Networks * .........................           114,972
          5,575   Oracle .....................................           123,375
                                                                 ---------------
                                                                         867,188
                                                                 ---------------
                  MATERIALS - 3.76%
          2,500   Freeport-McMoRan Copper &
                     Gold, Class B ...........................           150,750
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 3.13%
          2,925   America Movil, Series L, ADR ...............           125,804
                                                                 ---------------
                  UTILITIES - 2.72%
          2,150   Exelon .....................................           109,349
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $4,028,058) .......................         4,010,031
                                                                 ---------------
INVESTMENT COMPANY - 1.11%
         44,646   BlackRock Liquidity Funds
                     TempCash Portfolio ......................            44,646
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $44,646) ..........................            44,646
                                                                 ---------------
TOTAL INVESTMENTS - 101.03%
   (Cost $4,072,704)** .......................................         4,054,677
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (1.03)% ...................           (41,491)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $     4,013,186
                                                                 ===============

----------
*    Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ................................   $       303,090
Gross unrealized depreciation ................................          (321,117)
                                                                 ---------------
Net unrealized depreciation ..................................   $       (18,027)
                                                                 ===============

ADR     American Depositary Receipt
SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
VALUE FUND                                                         JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

OTHER COMMON STOCKS, CASH & NET OTHER ASSETS AND LIABILITIES    3%
FINANCIALS                                                     21%
ENERGY                                                         14%
CONSUMER STAPLES                                               13%
INDUSTRIALS                                                    12%
HEALTH CARE                                                    11%
INFORMATION TECHNOLOGY                                          9%
CONSUMER DISCRETIONARY                                          6%
UTILITIES                                                       6%
TELECOMMUNICATION SERVICES                                      5%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 99.62%
                  CONSUMER DISCRETIONARY - 6.12%
          3,790   Apollo Group, Class A * ....................   $       261,662
         93,270   Hasbro .....................................         2,471,655
          5,220   Home Depot .................................           135,407
         10,195   Johnson Controls ...........................           263,847
         24,388   Macy's .....................................           339,237
         14,110   NIKE, Class B ..............................           799,190
         97,848   Omnicom Group ..............................         3,326,832
         30,580   Sherwin-Williams ...........................         1,765,995
         18,028   Staples ....................................           378,949
          4,900   Starwood Hotels & Resorts
                     Worldwide ...............................           115,689
         12,480   Target .....................................           544,378
        116,638   Walt Disney ................................         2,929,947
                                                                 ---------------
                                                                      13,332,788
                                                                 ---------------
                  CONSUMER STAPLES - 13.55%
          6,350   Clorox .....................................           387,413
         96,812   CVS Caremark ...............................         3,241,266
         25,130   DANONE, SP ADR .............................           266,629
         51,560   Diageo, SP ADR .............................         3,216,313
          6,593   General Mills ..............................           388,394
         14,060   Heineken, SP ADR ...........................           280,075
         14,491   JM Smucker .................................           724,985
          5,730   Kellogg ....................................           272,175
        118,780   Kroger .....................................         2,539,516
          3,900   Lorillard ..................................           287,508
        105,465   Nestle, SP ADR .............................         4,332,502
         54,498   PepsiCo ....................................         3,092,762
        184,340   Philip Morris International ................         8,590,244
         19,237   Procter & Gamble ...........................         1,067,826
          4,310   Wal-Mart Stores ............................           214,983
         19,590   Walgreen ...................................           608,270
                                                                 ---------------
                                                                      29,510,861
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  ENERGY - 13.65%
         12,600   Anadarko Petroleum .........................   $       607,320
         48,315   Apache .....................................         4,056,044
         67,361   Chevron ....................................         4,679,569
         38,345   Devon Energy ...............................         2,227,461
         89,900   Exxon Mobil ................................         6,328,061
          7,280   Halliburton ................................           160,815
         70,810   Hess .......................................         3,908,712
         17,095   Marathon Oil ...............................           551,314
          5,940   Noble ......................................           201,128
          4,300   Noble Energy ...............................           262,816
        116,290   Total, SP ADR ..............................         6,471,539
         16,740   Williams ...................................           279,391
                                                                 ---------------
                                                                      29,734,170
                                                                 ---------------
                  FINANCIALS - 21.43%
        129,220   Allstate ...................................         3,477,310
         34,500   Aon ........................................         1,361,025
         36,740   Bank of America ............................           543,385
        193,387   Bank of New York Mellon ....................         5,287,201
         12,590   Charles Schwab .............................           224,983
         51,422   Chubb ......................................         2,374,668
         19,750   Deutsche Boerse, ADR .......................           161,950
          3,403   Franklin Resources .........................           301,778
         45,590   Goldman Sachs Group ........................         7,444,847
          8,250   Invesco ....................................           162,937
        195,020   JPMorgan Chase .............................         7,537,523
        178,350   MetLife ....................................         6,054,982
         28,310   Prudential Financial .......................         1,253,284
         39,240   Regions Financial ..........................           173,441
         91,190   State Street ...............................         4,586,857
         55,460   Travelers ..................................         2,388,662
        136,060   Wells Fargo ................................         3,328,028
                                                                 ---------------
                                                                      46,662,861
                                                                 ---------------
                  HEALTH CARE - 10.62%
         67,890   Abbott Laboratories ........................         3,054,371
          2,000   Becton, Dickinson ..........................           130,300
          2,080   DENTSPLY International .....................            69,368
          7,320   Genzyme * ..................................           379,835
         65,710   Johnson & Johnson ..........................         4,001,082
         62,420   Medtronic ..................................         2,210,916
        142,890   Merck ......................................         4,288,129
         11,310   Merck KGaA, ADR ............................           352,307
        151,400   Pfizer .....................................         2,411,802
          8,913   UnitedHealth Group .........................           250,099
          5,700   Waters * ...................................           286,425
          9,875   WellPoint * ................................           519,820
        111,190   Wyeth ......................................         5,175,895
                                                                 ---------------
                                                                      23,130,349
                                                                 ---------------
                  INDUSTRIALS - 11.57%
         31,860   3M .........................................         2,246,767
          4,280   Danaher ....................................           262,107
          5,320   Deere ......................................           232,697
         45,345   Eaton ......................................         2,354,312
            700   First Solar * ..............................           108,073
          2,250   Goodrich ...................................           115,560
          4,818   Grainger (W.W.) ............................           433,186
        114,050   Lockheed Martin ............................         8,526,378
        146,325   Northrop Grumman ...........................         6,523,168
          4,910   Rockwell Automation ........................           203,323
          6,310   United Parcel Service,
                     Class B .................................           339,036
         70,900   United Technologies ........................         3,861,923
                                                                 ---------------
                                                                      25,206,530
                                                                 ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
VALUE FUND                                                         JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INFORMATION TECHNOLOGY - 9.03%
        127,475   Accenture, Class A .........................   $     4,470,548
          9,490   Agilent Technologies * .....................           220,358
          4,230   Automatic Data Processing ..................           157,567
         13,720   Cisco Systems * ............................           301,977
            530   Google, Class A * ..........................           234,816
         23,390   Hewlett-Packard ............................         1,012,787
        194,810   Intel ......................................         3,750,092
         32,490   International Business Machines ............         3,831,546
         21,250   Nokia, SP ADR ..............................           283,475
        201,610   Oracle .....................................         4,461,629
         17,330   Tyco Electronics ...........................           372,075
          3,860   Visa, Class A ..............................           252,676
         17,660   Western Union ..............................           308,697
                                                                 ---------------
                                                                      19,658,243
                                                                 ---------------
                  MATERIALS - 2.67%
          7,085   Air Products and Chemicals .................           528,541
          9,920   Alcoa ......................................           116,659
         93,800   PPG Industries .............................         5,159,000
                                                                 ---------------
                                                                       5,804,200
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 5.10%
        255,080   AT&T .......................................         6,690,748
          9,120   CenturyTel .................................           286,277
         20,860   Koninklijke (Royal) Kpn NV, SP ADR .........           308,311
        185,799   Vodafone Group, SP ADR .....................         3,823,743
                                                                 ---------------
                                                                      11,109,079
                                                                 ---------------
                  UTILITIES - 5.88%
          8,380   Allegheny Energy ...........................           211,260
         12,020   American Electric Power ....................           372,139
         10,310   CMS Energy .................................           133,411
         72,027   Dominion Resources .........................         2,434,513
         44,350   FPL Group ..................................         2,513,314
          4,280   Northeast Utilities ........................            98,483
         19,010   NRG Energy * ...............................           517,262
         67,193   PG&E .......................................         2,712,581
          9,010   PPL ........................................           304,448
          6,660   Progress Energy ............................           262,670
         84,080   Public Service Enterprise Group ............         2,728,396
         10,030   Sempra Energy ..............................           525,873
                                                                 ---------------
                                                                      12,814,350
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $239,361,792) .....................       216,963,431
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
INVESTMENT COMPANY - 0.86%
      1,883,352   BlackRock Liquidity Funds
                     TempCash Portfolio ......................   $     1,883,352
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $1,883,352) .......................         1,883,352
                                                                 ---------------
TOTAL INVESTMENTS - 100.48%
   (Cost $241,245,144)** .....................................       218,846,783
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.48)% ...................        (1,048,225)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   217,798,558
                                                                 ===============

----------
*    Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation.................................   $     6,966,382
Gross unrealized depreciation.................................       (29,364,743)
                                                                 ---------------
Net unrealized depreciation...................................   $   (22,398,361)
                                                                 ===============

ADR    American Depositary Receipt
SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
TAMRO DIVERSIFIED EQUITY FUND                                      JULY 31, 2009
(FORMERLY KNOWN AS TAMRO ALL CAP FUND)
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

TELECOMMUNICATION SERVICES             1%
PURCHASED OPTIONS, CASH & NET OTHER
   ASSETS AND LIABILITIES              2%
FINANCIALS                            19%
INFORMATION TECHNOLOGY                18%
HEALTH CARE                           15%
CONSUMER DISCRETIONARY                15%
CONSUMER STAPLES                      11%
ENERGY                                 9%
INDUSTRIALS                            6%
UTILITIES                              3%
MATERIALS                              1%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 98.52%
                  CONSUMER DISCRETIONARY - 14.48%
          1,490   Amazon.com * ...............................   $       127,783
          9,884   CarMax * ...................................           159,429
         11,264   Corinthian Colleges * ......................           173,916
          4,274   Dollar Tree * ..............................           197,117
         23,296   Domino's Pizza * ...........................           191,493
          9,117   GameStop, Class A * ........................           199,571
          3,010   M.D.C. Holdings ............................           106,072
          4,642   Mohawk Industries * ........................           239,434
                                                                 ---------------
                                                                       1,394,815
                                                                 ---------------
                  CONSUMER STAPLES - 11.36%
          2,226   Coca-Cola ..................................           110,944
          6,792   Kraft Foods, Class A .......................           192,485
          6,217   NBTY * .....................................           225,055
          4,164   Philip Morris International ................           194,042
          7,041   United Natural Foods * .....................           190,318
          3,630   Wal-Mart Stores ............................           181,064
                                                                 ---------------
                                                                       1,093,908
                                                                 ---------------
                  ENERGY - 9.26%
          3,880   Anadarko Petroleum .........................           187,016
          3,720   CONSOL Energy ..............................           132,172
          2,914   Exxon Mobil ................................           205,117
          4,657   National-Oilwell Varco * ...................           167,373
          4,976   XTO Energy .................................           200,184
                                                                 ---------------
                                                                         891,862
                                                                 ---------------
                  FINANCIALS - 19.23%
          1,447   Annaly Capital Management, REIT ............            24,382
             71   Berkshire Hathaway, Class B * . ............           225,816
          2,554   Franklin Resources .........................           226,489
          1,181   Goldman Sachs Group ........................           192,857
          7,553   JPMorgan Chase .............................           291,923
          6,630   Loews ......................................           199,033
          6,814   Morgan Stanley .............................           194,199
          2,825   Northern Trust .............................           168,963

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  FINANCIALS (CONTINUED)
         13,311   SLM * ......................................   $       118,335
          4,504   T. Rowe Price Group ........................           210,382
                                                                 ---------------
                                                                       1,852,379
                                                                 ---------------
                  HEALTH CARE - 15.36%
          3,575   Allergan ...................................           191,012
          3,243   Amgen * ....................................           202,071
          4,444   Cerner * ...................................           289,216
          3,453   Johnson & Johnson ..........................           210,253
          2,590   Laboratory Corp. of America Holdings * .....           174,022
          1,797   Medco Health Solutions * ...................            94,989
          3,373   Quality Systems ............................           185,144
          2,519   WellPoint * ................................           132,600
                                                                 ---------------
                                                                       1,479,307
                                                                 ---------------
                  INDUSTRIALS - 6.44%
          3,295   Boeing .....................................           141,389
          2,901   Danaher ....................................           177,657
          4,316   Ryanair Holdings, SP ADR * .................           122,186
          3,279   United Technologies ........................           178,607
                                                                 ---------------
                                                                         619,839
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 17.90%
          3,970   ARM Holdings, SP ADR .......................            25,368
          6,892   Corning ....................................           117,164
          6,992   Electronic Arts * ..........................           150,118
         13,925   EMC * ......................................           209,711
          3,825   F5 Networks * ..............................           141,984
            555   Google, Class A * ..........................           245,893
            725   International Business Machines ............            85,499
          5,383   Oracle .....................................           119,126
          5,455   Salesforce.com * ...........................           236,420
          5,050   Symantec * .................................            75,397
          3,703   VMware, Class A * ..........................           119,348
         13,802   Yahoo! * ...................................           197,645
                                                                 ---------------
                                                                       1,723,673
                                                                 ---------------
                  MATERIALS - 1.11%
          3,471   DuPont (E. I.) de Nemours ..................           107,358
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 0.89%
          6,151   Cbeyond * ..................................            86,237
                                                                 ---------------
                  UTILITIES - 2.49%
         18,724   AES * ......................................           239,480
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $8,304,960) .......................         9,488,858
                                                                 ---------------

   NUMBER OF
   CONTRACTS
---------------
PURCHASED OPTIONS - 0.55%
             65   Coca-Cola - Call Strike @ $60
                     Exp 01/10 ...............................               975
            118   Kraft Foods, Class A - Call Strike @ $30
                     Exp 01/11 ...............................            28,910
            114   Wal-Mart Stores - Call Strike @ $60
                     Exp 01/11 ...............................            23,598
                                                                 ---------------
                  TOTAL PURCHASED OPTIONS
                     (Cost $59,737) ..........................            53,483
                                                                 ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
TAMRO DIVERSIFIED EQUITY FUND                                      JULY 31, 2009
(FORMERLY KNOWN AS TAMRO ALL CAP FUND)
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
INVESTMENT COMPANY - 1.31%
        125,794   BlackRock Liquidity Funds
                     TempCash Portfolio ......................   $       125,794
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                    (Cost $125,794) ..........................           125,794
                                                                 ---------------
TOTAL INVESTMENTS - 100.38%
   (Cost $8,490,491)** .......................................         9,668,135
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.38)% ...................           (36,619)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $     9,631,516
                                                                 ===============

----------
*    Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal Income tax purposes.

Gross unrealized appreciation ................................   $     1,591,913
Gross unrealized depreciation ................................          (414,269)
                                                                 ---------------
Net unrealized appreciation ..................................   $     1,177,644
                                                                 ===============

REIT     Real Estate Investment Trust
SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
RIVER ROAD DIVIDEND ALL CAP VALUE FUND                          JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    2%
CONSUMER STAPLES                          17%
FINANCIALS                                17%
ENERGY                                    16%
INDUSTRIALS                               10%
CONSUMER DISCRETIONARY                    10%
UTILITIES                                  7%
INFORMATION TECHNOLOGY                     6%
HEALTH CARE                                6%
MATERIALS                                  5%
TELECOMMUNICATION SERVICES                 4%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 98.41%
                  CONSUMER DISCRETIONARY - 9.83%
         45,250   Barnes & Noble .............................   $     1,042,107
        106,500   Cracker Barrel Old Country Store ...........         3,073,590
         55,775   Genuine Parts ..............................         1,975,550
         98,150   Hillenbrand ................................         1,778,478
         19,050   McDonald's .................................         1,048,893
         37,250   VF .........................................         2,409,703
         73,075   Yum! Brands ................................         2,591,240
                                                                 ---------------
                                                                      13,919,561
                                                                 ---------------
                  CONSUMER STAPLES - 17.59%
         37,400   Brown-Forman, Class B ......................         1,643,730
         55,500   Clorox .....................................         3,386,055
         28,175   Diageo, SP ADR .............................         1,757,557
         47,450   General Mills ..............................         2,795,279
         19,950   Industrias Bachoco, SP ADR .................           404,985
         38,125   Kimberly-Clark .............................         2,228,406
         87,625   McCormick & Co (Non-Voting Shares) .........         2,823,278
         50,975   PepsiCo ....................................         2,892,831
         41,950   Procter & Gamble ...........................         2,328,645
         26,275   Smucker (J.M.) .............................         1,314,538
         83,350   SUPERVALU ..................................         1,236,081
         88,725   Sysco ......................................         2,108,106
                                                                 ---------------
                                                                      24,919,491
                                                                 ---------------
                  ENERGY - 15.87%
         89,900   Alliance Resource Partners LP . ............         3,193,248
         96,600   Boardwalk Pipeline Partners LP .............         2,321,298
         37,400   Chevron ....................................         2,598,178
        161,625   Encore Energy Partners LP ..................         2,564,989
         58,775   Eni, SP ADR ................................         2,737,740
         83,425   Magellan Midstream Partners LP .............         3,220,205
        163,425   Spectra Energy .............................         3,000,483
         18,095   TC Pipelines LP ............................           652,325
         30,350   TEPPCO Partners LP .........................         1,037,667
         67,775   Western Gas Partners LP ....................         1,150,142
                                                                 ---------------
                                                                      22,476,275
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  FINANCIALS - 17.12%
         82,375   BancorpSouth ...............................   $     1,853,437
         41,825   Bank of Hawaii .............................         1,604,825
         44,775   Chubb ......................................         2,067,709
         37,000   Cincinnati Financial .......................           893,550
         41,900   Commerce Bancshares ........................         1,536,054
         38,775   Cullen/Frost Bankers .......................         1,862,363
         36,225   Erie Indemnity, Class A ....................         1,356,626
        100,240   Gallagher (Arthur J.) ......................         2,295,496
         27,450   Mid-America Apartment Communities, REIT ....         1,088,942
         27,750   PartnerRe ..................................         1,903,373
        142,150   People's United Financial ..................         2,309,938
         95,900   Realty Income, REIT ........................         2,261,322
         46,350   Safety Insurance Group .....................         1,495,251
         45,625   U.S. Bancorp ...............................           931,206
         33,250   Zenith National Insurance ..................           793,678
                                                                 ---------------
                                                                      24,253,770
                                                                 ---------------
                  HEALTH CARE - 5.61%
         10,775   Becton, Dickinson ..........................           701,991
         44,775   Cardinal Health ............................         1,491,007
         46,775   Johnson & Johnson ..........................         2,848,130
         23,600   Owens & Minor ..............................         1,045,480
         38,525   Pfizer .....................................           613,703
         60,400   Pharmaceutical Product Development .........         1,254,508
                                                                 ---------------
                                                                       7,954,819
                                                                 ---------------
                  INDUSTRIALS - 9.98%
         20,575   3M .........................................         1,450,949
         56,525   Honeywell International ....................         1,961,417
         56,450   IESI-BFC ...................................           751,349
         46,025   Norfolk Southern ...........................         1,990,581
         37,675   United Parcel Service, Class B .............         2,024,278
         37,675   United Technologies ........................         2,052,157
        138,800   Waste Management ...........................         3,901,668
                                                                 ---------------
                                                                      14,132,399
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 6.15%
         68,950   Automatic Data Processing ..................         2,568,387
        149,300   Intel ......................................         2,874,025
         61,400   Microsoft ..................................         1,444,128
         68,950   Paychex ....................................         1,827,175
                                                                 ---------------
                                                                       8,713,715
                                                                 ---------------
                  MATERIALS - 5.39%
         31,725   Compass Minerals International .............         1,687,453
         53,850   International Flavors & Fragrances .........         1,898,751
         36,850   Nucor ......................................         1,638,720
        151,550   RPM International ..........................         2,418,738
                                                                 ---------------
                                                                       7,643,662
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 3.98%
         71,150   BCE ........................................         1,639,296
        124,775   Verizon Communications .....................         4,001,534
                                                                 ---------------
                                                                       5,640,830
                                                                 ---------------
                  UTILITIES - 6.89%
         39,375   ALLETE .....................................         1,259,212
        147,875   Duke Energy ................................         2,289,105
         27,750   Exelon .....................................         1,411,365
         34,675   Integrys Energy Group ......................         1,171,322


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
RIVER ROAD DIVIDEND ALL CAP VALUE FUND                             JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  UTILITIES (CONTINUED)
         92,575   Portland General Electric ..................   $     1,761,702
         59,325   Southern ...................................         1,862,805
                                                                 ---------------
                                                                       9,755,511
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $131,345,358) .....................       139,410,033
                                                                 ---------------
INVESTMENT COMPANY - 3.85%
      5,456,357   BlackRock Liquidity Funds
                     TempFund Portfolio ......................         5,456,357
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $5,456,357) .......................         5,456,357
                                                                 ---------------
TOTAL INVESTMENTS - 102.26%
   (Cost $136,801,715)* ......................................       144,866,390
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (2.26)% ...................        (3,200,040)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   141,666,350
                                                                 ===============

----------
* At July 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ................................   $     9,910,823
Gross unrealized depreciation ................................        (1,846,148)
                                                                 ---------------
Net unrealized appreciation ..................................   $     8,064,675
                                                                 ===============

LP      Limited Partnership
REIT    Real Estate Investment Trust
SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
OPTIMUM MID CAP FUND                                               JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    3%
INFORMATION TECHNOLOGY                    25%
CONSUMER DISCRETIONARY                    22%
INDUSTRIALS                               17%
HEALTH CARE                               14%
ENERGY                                    10%
FINANCIALS                                 4%
MATERIALS                                  3%
CONSUMER STAPLES                           2%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 96.61%
                  CONSUMER DISCRETIONARY - 21.66%
      4,375,900   Belo, Class A ..............................   $    12,558,833
        813,240   BorgWarner .................................        26,991,436
      2,742,700   Gannett ....................................        19,198,900
      2,610,000   Interpublic Group * ........................        13,598,100
        237,300   Magna International, Class A ...............        12,092,808
      1,329,400   Mattel .....................................        23,370,852
      4,648,545   New York Times, Class A ....................        36,584,049
      1,820,600   Pearson, SP ADR ............................        21,100,754
        711,457   Scholastic .................................        16,043,355
                                                                 ---------------
                                                                     181,539,087
                                                                 ---------------
                  CONSUMER STAPLES - 2.25%
        198,420   Bunge ......................................        13,883,447
        111,000   Molson Coors Brewing, Class B ..............         5,018,310
                                                                 ---------------
                                                                      18,901,757
                                                                 ---------------
                  ENERGY - 9.85%
      1,166,425   Compagnie Generale de Geophysique-Veritas,
                     SP ADR * ................................        23,713,422
      1,133,800   Denbury Resources * ........................        18,821,080
        919,746   FMC Technologies * .........................        40,008,951
                                                                 ---------------
                                                                      82,543,453
                                                                 ---------------
                  FINANCIALS - 4.03%
        949,195   Cincinnati Financial .......................        22,923,059
        378,400   Eaton Vance ................................        10,829,808
                                                                 ---------------
                                                                      33,752,867
                                                                 ---------------
                  HEALTH CARE - 13.80%
        315,400   Beckman Coulter ............................        19,867,046
        367,370   Biovail ....................................         4,919,084
        624,200   Charles River Laboratories * ...............        20,642,294
        163,000   Edwards Lifesciences * .....................        10,661,830
        703,800   Lincare Holdings * .........................        18,425,484
        836,050   PerkinElmer ................................        14,739,562
        747,900   Varian Medical Systems * ...................        26,378,433
                                                                 ---------------
                                                                     115,633,733
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INDUSTRIALS - 17.29%
      2,288,400   Chicago Bridge & Iron ......................   $    31,923,180
        436,600   Con-way ....................................        19,887,130
        623,100   Manpower ...................................        29,877,645
      3,366,200   Southwest Airlines .........................        26,424,670
        400,800   URS * ......................................        20,280,480
        915,300   Werner Enterprises .........................        16,530,318
                                                                 ---------------
                                                                     144,923,423
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 25.15%
      1,841,600   Akamai Technologies * ......................        30,275,904
        338,300   FactSet Research Systems ...................        19,181,610
        740,325   Harris .....................................        23,179,576
        751,200   Intuit * ...................................        22,310,640
      2,356,000   Jabil Circuit ..............................        21,580,960
      1,215,400   Lexmark International Group, Class A * .....        17,598,992
      1,226,004   Mentor Graphics * ..........................         8,508,468
        890,970   Molex ......................................        15,823,627
        477,960   Molex, Class A .............................         7,953,254
     10,243,685   Unisys * ...................................        18,336,196
      1,065,655   Zebra Technologies * .......................        26,044,608
                                                                 ---------------
                                                                     210,793,835
                                                                 ---------------
                  MATERIALS - 2.58%
        445,300   FMC ........................................        21,659,393
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $888,703,786) .....................       809,747,548
                                                                 ---------------
INVESTMENT COMPANY - 3.96%
     33,175,084   BlackRock Liquidity Funds TempCash
                     Portfolio ...............................        33,175,084
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $33,175,084) ......................        33,175,084
                                                                 ---------------
TOTAL INVESTMENTS - 100.57%
  (Cost $921,878,870)** ......................................       842,922,632
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.57)% ...................        (4,738,345)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   838,184,287
                                                                 ===============


----------
*    Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...   $ 103,950,860
Gross unrealized depreciation ...    (182,907,098)
                                    -------------
Net unrealized depreciation .....   $ (78,956,238)
                                    =============

SP ADR   Sponsored American Depositary Receipt


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
MONTAG & CALDWELL MID CAP GROWTH FUND                              JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    1%
INFORMATION TECHNOLOGY                    23%
CONSUMER DISCRETIONARY                    18%
INDUSTRIALS                               17%
HEALTH CARE                               12%
ENERGY                                     9%
FINANCIALS                                 8%
CONSUMER STAPLES                           7%
MATERIALS                                  5%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 99.04%
                  CONSUMER DISCRETIONARY - 17.69%
          1,500   Bed Bath & Beyond * ........................   $        52,125
          3,120   Dick's Sporting Goods * ....................            61,932
          1,450   GameStop, Class A * ........................            31,740
            770   Kohl's * ...................................            37,384
          1,180   LKQ * ......................................            21,169
            900   Marriott International, Class A ............            19,386
            880   McGraw-Hill ................................            27,588
            810   O'Reilly Automotive * ......................            32,935
            750   Panera Bread, Class A * ....................            41,220
            990   Polo Ralph Lauren ..........................            62,420
          1,770   TJX ........................................            64,127
          1,010   Tractor Supply * ...........................            48,450
                                                                 ---------------
                                                                         500,476
                                                                 ---------------
                  CONSUMER STAPLES - 6.47%
          1,660   Alberto-Culver .............................            42,529
          1,700   Avon Products ..............................            55,046
            880   Cadbury, SP ADR ............................            34,786
            860   Church & Dwight ............................            50,723
                                                                 ---------------
                                                                         183,084
                                                                 ---------------
                  ENERGY - 9.05%
          1,770   Cameron International * ....................            55,277
            575   Core Laboratories ..........................            49,398
          1,230   Oceaneering International * ................            62,632
          1,275   Smith International ........................            32,041
          1,370   Southwestern Energy * ......................            56,759
                                                                 ---------------
                                                                         256,107
                                                                 ---------------
                  FINANCIALS - 7.95%
          1,180   Affiliated Managers Group * ................            77,904
          1,100   Eaton Vance ................................            31,482
          1,860   Lazard, Class A ............................            68,801
            680   PartnerRe ..................................            46,641
                                                                 ---------------
                                                                         224,828
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  HEALTH CARE - 12.38%
            500   Bard (C.R.).................................   $        36,785
          1,030   Covance *...................................            56,804
          1,850   Dentsply International......................            61,697
          1,390   St. Jude Medical *..........................            52,417
            550   Techne......................................            35,101
          1,490   Varian Medical Systems *....................            52,552
          1,090   Waters *....................................            54,773
                                                                 ---------------
                                                                         350,129
                                                                 ---------------
                  INDUSTRIALS - 17.15%
          1,680   Ametek......................................            54,365
          1,100   Copart *....................................            38,841
          1,570   Expeditors International Washington.........            53,270
          1,510   Fastenal....................................            53,711
            660   FTI Consulting *............................            35,924
            710   Jacobs Engineering Group *..................            29,096
          1,270   JB Hunt Transport Services..................            35,496
          1,360   Joy Global..................................            50,565
            730   L-3 Communications Holdings ................            55,115
            920   Roper Industries............................            43,994
            680   Stericycle *................................            34,816
                                                                 ---------------
                                                                         485,193
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 23.44%
          2,360   Amphenol, Class A...........................            78,706
          1,530   Citrix Systems *............................            54,468
          1,910   F5 Networks *...............................            70,899
          1,340   Factset Research Systems....................            75,978
          1,930   Fiserv *....................................            91,501
          3,090   Juniper Networks *..........................            80,742
          2,960   Microchip Technology........................            79,713
          3,330   NetApp *....................................            74,792
          2,590   Xilinx......................................            56,177
                                                                 ---------------
                                                                         662,976
                                                                 ---------------
                  MATERIALS - 4.91%
            860   Air Products and Chemicals..................            64,156
          1,800   Ecolab......................................            74,718
                                                                 ---------------
                                                                         138,874
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $2,820,189)........................         2,801,667
                                                                 ---------------
INVESTMENT COMPANY - 2.15%
                  MATERIALS - 2.15%
         60,895   BlackRock Liquidity Funds TempCash
                     Portfolio................................            60,895
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $60,895)...........................           60,895
                                                                 ---------------
TOTAL INVESTMENTS - 101.19%
   (Cost $2,881,084)**........................................         2,862,562
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (1.19)%....................           (33,547)
                                                                 ---------------
NET ASSETS - 100.00%..........................................   $     2,829,015
                                                                 ===============

----------
*    Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...   $ 189,675
Gross unrealized depreciation ...    (208,197)
                                    ---------
Net unrealized depreciation .....   $ (18,522)
                                    =========

SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
CARDINAL MID CAP VALUE FUND                                        JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    1%
INFORMATION TECHNOLOGY                    28%
CONSUMER DISCRETIONARY                    16%
HEALTH CARE                               13%
FINANCIALS                                11%
INDUSTRIALS                               11%
ENERGY                                     7%
MATERIALS                                  5%
CONSUMER STAPLES                           5%
TELECOMMUNICATION SERVICES                 3%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 98.84%
                  CONSUMER DISCRETIONARY - 16.23%
          1,411   American Eagle Outfitters ..................   $        20,304
          1,100   Interactive Data ...........................            25,025
            400   International Speedway, Class A ............            10,228
             10   NVR * ......................................             6,011
          1,179   Speedway Motorsports .......................            18,817
            625   Stanley Works ..............................            25,094
            100   Tiffany ....................................             2,983
          1,824   Virgin Media ...............................            19,061
          2,215   Wendy's/Arby's Group, Class A ..............            10,145
                                                                 ---------------
                                                                         137,668
                                                                 ---------------
                  CONSUMER STAPLES - 4.59%
            350   Alberto-Culver .............................             8,967
            600   Smucker (J.M.) .............................            30,018
                                                                 ---------------
                                                                          38,985
                                                                 ---------------
                  ENERGY - 7.51%
            900   Concho Resources * .........................            27,630
            400   Oceaneering International * ................            20,368
            550   Plains Exploration & Production * ..........            15,758
                                                                 ---------------
                                                                          63,756
                                                                 ---------------
                  FINANCIALS - 11.22%
            446   Affiliated Managers Group * ................            29,445
            517   Cash America International .................            13,819
            351   Gallagher (Arthur J.) ......................             8,038
          1,000   Hudson City Bancorp ........................            14,060
            300   Investment Technology Group * ..............             6,705
            928   Willis Group Holdings ......................            23,126
                                                                 ---------------
                                                                          95,193
                                                                 ---------------
                  HEALTH CARE - 12.90%
            400   Beckman Coulter ............................            25,196
            311   Henry Schein * .............................            15,979
            517   Laboratory Corp of America Holdings * ......            34,737

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  HEALTH CARE (CONTINUED)
            376   Quest Diagnostics ..........................   $        20,537
            355   West Pharmaceutical Services ...............            12,958
                                                                 ---------------
                                                                         109,407
                                                                 ---------------
                  INDUSTRIALS - 10.59%
            200   Alliant Techsystems * ......................            15,744
            341   Equifax ....................................             8,883
            325   L-3 Communications Holdings ................            24,538
          1,346   RR Donnelley & Sons ........................            18,709
            500   Teledyne Technologies * ....................            16,365
            150   Watson Wyatt Worldwide, Class A ............             5,601
                                                                 ---------------
                                                                          89,840
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 28.01%
          1,000   Broadridge Financial Solutions .............            17,270
          1,299   Check Point Software Technologies * ........            34,670
          1,900   Convergys * ................................            20,349
            600   Fiserv * ...................................            28,446
            610   Hewitt Associates * ........................            18,257
          1,010   Intuit * ...................................            29,997
          3,300   Novell * ...................................            15,114
          1,151   Progress Software * ........................            26,047
            496   Sybase * ...................................            17,757
          1,700   Western Union ..............................            29,716
                                                                 ---------------
                                                                         237,623
                                                                 ---------------
                  MATERIALS - 4.89%
            100   Compass Minerals International .............             5,319
            720   Silgan Holdings ............................            36,187
                                                                 ---------------
                                                                          41,506
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 2.90%
          1,566   Frontier Communications ....................            10,962
          1,553   Windstream .................................            13,620
                                                                 ---------------
                                                                          24,582
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $863,389) .........................           838,560
                                                                 ---------------
INVESTMENT COMPANY - 4.08%
         34,612   BlackRock Liquidity Funds TempCash
                     Portfolio ...............................            34,612
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $34,612) ..........................            34,612
                                                                 ---------------
TOTAL INVESTMENTS - 102.92%
   (Cost $898,001)** .........................................           873,172
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (2.92)% ...................           (24,767)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $       848,405
                                                                 ===============

----------
*    Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...   $ 72,725
Gross unrealized depreciation ...    (97,554)
                                    --------
Net unrealized depreciation .....   $(24,829)
                                    ========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
RIVER ROAD SMALL-MID CAP FUND                                      JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

UTILITIES                                  4%
TELECOMMUNICATIONS SERVICES                1%
CONSUMER DISCRETIONARY                    24%
FINANCIALS                                19%
INDUSTRIALS                               13%
CONSUMER STAPLES                          12%
MATERIALS                                  7%
INFORMATION TECHNOLOGY                     5%
HEALTH CARE                                5%
CASH & NET OTHER ASSETS AND LIABILITIES    5%
ENERGY                                     5%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 95.32%
                  CONSUMER DISCRETIONARY - 24.35%
         49,170   Abercrombie & Fitch, Class A ...............   $     1,405,770
         48,180   Bank (Jos. A.) Clothiers * .................         1,762,906
         85,030   Barnes & Noble .............................         1,958,241
         60,450   Big Lots * .................................         1,392,768
        192,490   Brink's Home Security Holdings * ...........         5,740,052
        157,790   CKX * ......................................         1,136,088
        126,320   Cracker Barrel Old Country Store ...........         3,645,595
         81,190   Dollar Tree * ..............................         3,744,483
        100,180   Dress Barn * ...............................         1,561,806
        191,850   Fred's, Class A ............................         2,586,138
        111,910   Hillenbrand ................................         2,027,809
         39,710   International Speedway, Class A ............         1,015,385
         91,750   JAKKS Pacific * ............................         1,057,878
        232,610   OfficeMax ..................................         2,165,599
         58,160   Papa John's International * ................         1,477,846
        234,240   PetSmart ...................................         5,239,949
         30,210   Polo Ralph Lauren ..........................         1,904,741
        184,220   Rent-A-Center * ............................         3,824,407
        106,370   Sotheby's ..................................         1,602,996
         64,100   UniFirst ...................................         2,494,772
                                                                 ---------------
                                                                      47,745,229
                                                                 ---------------
                  CONSUMER STAPLES - 12.00%
         81,586   American Dairy * ...........................         2,176,714
        228,253   Casey's General Stores .....................         6,260,980
         34,300   Coca-Cola Bottling .........................         1,938,636
         95,990   Industrias Bachoco, SP ADR .................         1,948,597
         34,606   J & J Snack Foods ..........................         1,499,824
         86,480   National Beverage * ........................           922,742
        254,750   Ruddick ....................................         5,986,625
         96,160   Village Super Market, Class A ..............         2,801,141
                                                                 ---------------
                                                                      23,535,259
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  ENERGY - 5.00%
         36,380   Bristow Group * ............................   $     1,204,178
         98,690   Cal Dive International * ...................           881,302
         50,400   Cimarex Energy .............................         1,803,312
         86,025   Encore Acquisition * .......................         3,062,490
         98,210   Frontier Oil ...............................         1,365,119
        143,810   Rosetta Resources * ........................         1,491,310
                                                                 ---------------
                                                                       9,807,711
                                                                 ---------------
                  FINANCIALS - 19.25%
         11,771   Alleghany * ................................         3,184,055
         89,800   BancorpSouth ...............................         2,020,500
         50,240   Bank of Hawaii .............................         1,927,709
         99,317   Commerce Bancshares ........................         3,640,961
         10,510   Erie Indemnity, Class A ....................           393,600
         68,730   FirstService * .............................         1,055,005
        205,620   Hilltop Holdings * .........................         2,467,440
         77,865   Max Capital Group ..........................         1,554,964
         52,900   Navigators Group * .........................         2,608,499
         52,660   Oppenheimer Holdings, Class A ..............         1,475,007
         59,840   PartnerRe ..................................         4,104,426
        178,240   People's United Financial ..................         2,896,400
         51,330   UMB Financial ..............................         2,141,488
        225,020   W. R. Berkley ..............................         5,227,215
          6,702   White Mountains Insurance Group ............         1,729,116
         55,350   Zenith National Insurance ..................         1,321,205
                                                                 ---------------
                                                                      37,747,590
                                                                 ---------------
                  HEALTH CARE - 4.63%
         97,100   Martek Biosciences * .......................         2,258,546
         27,230   MEDNAX * ...................................         1,262,111
         53,360   Pharmaceutical Product Development .........         1,108,287
         79,890   Res-Care * .................................         1,247,882
         82,190   STERIS .....................................         2,307,895
         24,400   West Pharmaceutical Services ...............           890,600
                                                                 ---------------
                                                                       9,075,321
                                                                 ---------------
                  INDUSTRIALS - 12.59%
         53,355   AMERCO * ...................................         2,394,572
        199,740   Brink's ....................................         5,422,941
         78,980   Copart * ...................................         2,788,784
          5,580   Corporate Executive Board ..................           104,792
        180,140   Equifax ....................................         4,692,647
        183,230   Geo Group * ................................         3,294,475
         74,495   Korn/Ferry International * .................         1,036,225
        221,280   Pike Electric * ............................         2,330,078
         94,850   TrueBlue * .................................         1,204,595
         80,185   Viad .......................................         1,420,878
                                                                 ---------------
                                                                      24,689,987
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 5.43%
         39,630   Affiliated Computer Services, Class A * ....         1,878,858
         38,990   Bel Fuse, Class B ..........................           716,636
         16,370   Hewitt Associates, Class A * ...............           489,954
        389,180   Ingram Micro, Class A * ....................         6,546,008
        103,440   Ituran Location and Control ................         1,016,815
                                                                 ---------------
                                                                      10,648,271
                                                                 ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
RIVER ROAD SMALL-MID CAP FUND                                      JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  MATERIALS - 7.52%
         86,290   Airgas .....................................   $     3,846,808
        210,480   AptarGroup .................................         7,349,962
         24,020   Compass Minerals International .............         1,277,624
        219,090   Glatfelter .................................         2,267,581
                                                                 ---------------
                                                                      14,741,975
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 0.56%
         30,620   United States Cellular * ...................         1,096,808
                                                                 ---------------
                  UTILITIES - 3.99%
         60,235   ALLETE .....................................         1,926,315
         35,230   Integrys Energy Group ......................         1,190,069
        124,466   Portland General Electric ..................         2,368,588
        104,172   SJW ........................................         2,335,536
                                                                 ---------------
                                                                       7,820,508
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $179,806,281) .....................       186,908,659
                                                                 ---------------
INVESTMENT COMPANY - 4.59%
      9,006,027   BlackRock Liquidity Funds
                     TempFund Portfolio ......................         9,006,027
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $9,006,027) .......................         9,006,027
                                                                 ---------------
TOTAL INVESTMENTS - 99.91%
   (Cost $188,812,308)** .....................................       195,914,686
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.09% .....................           184,279
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   196,098,965
                                                                 ===============

----------
*    Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation .....   $16,219,314
Gross unrealized depreciation .....    (9,116,936)
                                      -----------
Net unrealized appreciation .......   $ 7,102,378
                                      ===========

SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
VEREDUS AGGRESSIVE GROWTH FUND                                     JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

OTHER COMMON STOCK, CASH & NET
   OTHER ASSETS AND LIABILITIES    2%
CONSUMER DISCRETIONARY            37%
INFORMATION TECHNOLOGY            29%
INDUSTRIALS                       17%
HEALTH CARE                        6%
MATERIALS                          6%
FINANCIALS                         3%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 97.90%
                  CONSUMER DISCRETIONARY - 36.70%
         14,475   Abercrombie & Fitch, Class A ...............   $       413,840
         15,650   Amerigon * .................................           131,617
         79,125   AnnTaylor Stores * .........................           955,039
         94,850   ArvinMeritor ...............................           686,714
         75,825   bebe stores ................................           551,248
         22,675   BorgWarner .................................           752,583
         32,125   Brunswick ..................................           230,658
         18,950   Buckle .....................................           586,313
         26,550   California Pizza Kitchen * .................           438,075
         40,850   Carter's * .................................         1,157,689
         61,700   Chico's FAS * ..............................           707,699
          8,725   Chipotle Mexican Grill, Class A * ..........           818,667
         36,975   Coldwater Creek * ..........................           271,397
         43,050   Cooper Tire & Rubber .......................           635,418
         50,400   Gannett ....................................           352,800
         27,000   Guess? .....................................           784,890
         16,200   J. Crew Group * ............................           456,192
         26,750   Jack in the Box * ..........................           564,425
         63,400   MGM MIRAGE * ...............................           458,382
         29,450   O' Charley's ...............................           305,986
        127,825   Office Depot * .............................           581,604
        161,750   Pacific Sunwear of California * ............ .         537,010
        110,950   Saks * .....................................           568,064
         84,850   Shuffle Master * ...........................           610,920
         46,300   Steak 'n Shake (The) * .....................           473,186
         96,175   Talbots ....................................           481,837
         25,875   Tempur-Pedic International .................           383,726
         32,400   Tenneco Automotive * .......................           523,908
         46,050   Ulta Salon, Cosmetics & Fragrance * ........           521,747
         28,600   Under Armour, Class A * ....................           694,694
                                                                 ---------------
                                                                      16,636,328
                                                                 ---------------
                  FINANCIALS - 3.13%
         42,125   Janus Capital Group ........................           575,428
         36,850   Jefferies Group ............................           842,391
                                                                 ---------------
                                                                       1,417,819
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  HEALTH CARE - 6.19%
         10,625   Almost Family * ............................   $       337,025
         32,750   AMERIGROUP * ...............................           808,270
         19,100   athenahealth * .............................           705,554
         48,200   Brookdale Senior Living ....................           516,222
         28,050   Savient Pharmaceuticals * ..................           437,300
                                                                 ---------------
                                                                       2,804,371
                                                                 ---------------
                  INDUSTRIALS - 17.04%
         96,500   AirTran Holdings * .........................           698,660
        135,325   Avis Budget Group * ........................         1,157,029
         18,575   Con-way ....................................           846,091
         36,675   Diana Shipping .............................           522,252
          9,550   Dollar Thrifty Automotive Group * ..........           158,053
         35,100   Genco Shipping & Trading ...................           839,241
         90,325   Hertz Global Holdings * ....................           852,668
         37,225   Knight Transportation ......................           675,262
         17,850   Orion Marine Group * .......................           399,126
         14,325   Ryder System ...............................           503,237
         49,825   Star Bulk Carriers .........................           172,395
         48,700   Tutor Perini * .............................           898,515
                                                                 ---------------
                                                                       7,722,529
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 28.71%
         30,525   Aixtron AG, SP ADR .........................           506,105
        109,475   Amkor Technology * .........................           685,314
        140,275   Art Technology Group * .....................           531,642
         35,400   AsiaInfo Holdings * ........................           682,158
         28,775   Avnet * ....................................           702,110
         41,600   Brightpoint * ..............................           247,104
         23,475   Cavium Networks * ..........................           442,973
         14,375   F5 Networks * ..............................           533,600
         58,400   Fairchild Semiconductor International * ....           515,672
        204,750   LSI * ......................................         1,060,605
         78,525   NetScout Systems * .........................           781,324
        119,050   ON Semiconductor * .........................           869,065
          7,475   RADVision * ................................            63,313
        181,125   RF Micro Devices * .........................           941,850
         15,650   Rosetta Stone * ............................           480,299
         19,500   Rubicon Technology * .......................           230,490
        113,625   Seagate Technology .........................         1,368,045
         50,475   THQ * ......................................           338,687
         91,300   TriQuint Semiconductor * ...................           655,534
         51,800   TTM Technologies * .........................           511,266
         28,700   Western Digital * ..........................           868,175
                                                                 ---------------
                                                                      13,015,331
                                                                 ---------------
                  MATERIALS - 5.62%
         43,475   AK Steel Holding ...........................           855,153
         18,525   Globe Specialty Metals * ...................           133,380
         14,100   Koppers Holdings ...........................           393,531
         84,600   PolyOne * ..................................           362,934
         36,475   Solutia * ..................................           326,087
          9,650   Walter Energy ..............................           476,324
                                                                 ---------------
                                                                       2,547,409
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 0.51%
         21,475   Global Crossing * ..........................           233,427
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $36,885,015) ......................        44,377,214
                                                                 ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
VEREDUS AGGRESSIVE GROWTH FUND                                     JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
INVESTMENT COMPANY - 0.00%
             75   BlackRock Liquidity Funds TempCash
                     Portfolio ...............................   $            75
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $75) ..............................                75
                                                                 ---------------
TOTAL INVESTMENTS - 97.90%
   (Cost $36,885,090)** ......................................        44,377,289
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 2.10% .....................           951,884
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    45,329,173
                                                                 ===============

----------
*    Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ................................   $     8,179,349
Gross unrealized depreciation ................................          (687,150)
                                                                 ---------------
Net unrealized appreciation ..................................   $     7,492,199
                                                                 ===============

SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
TAMRO SMALL CAP FUND                                               JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    1%
CONSUMER DISCRETIONARY                    22%
INFORMATION TECHNOLOGY                    19%
FINANCIALS                                17%
HEALTH CARE                               12%
INDUSTRIALS                               11%
CONSUMER STAPLES                           9%
ENERGY                                     7%
TELECOMMUNICATION SERVICES                 2%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 99.17%
                  CONSUMER DISCRETIONARY - 21.96%
        443,006   Aaron Rents ................................   $    12,169,375
        730,582   BJ's Restaurants * .........................        11,747,759
        161,062   Blue Nile * ................................         7,445,896
      1,089,520   CarMax * ...................................        17,573,958
        425,698   Carter's * .................................        12,064,281
        414,709   Choice Hotels International ................        11,549,646
        990,617   Corinthian Colleges * ......................        15,295,126
      1,765,088   Domino's Pizza * ...........................        14,509,023
      1,522,465   Gannett ....................................        10,657,255
        173,356   Lumber Liquidators * .......................         2,846,506
        425,835   M.D.C. Holdings ............................        15,006,425
        202,615   Morningstar * ..............................         8,973,818
        471,620   Pool .......................................        11,139,664
        773,029   Winnebago Industries .......................         8,132,265
                                                                 ---------------
                                                                     159,110,997
                                                                 ---------------
                  CONSUMER STAPLES - 9.31%
        517,596   Lance ......................................        13,115,883
        579,231   NBTY * .....................................        20,968,162
        462,237   TreeHouse Foods * ..........................        14,999,591
        679,070   United Natural Foods * .....................        18,355,262
                                                                 ---------------
                                                                      67,438,898
                                                                 ---------------
                  ENERGY - 7.16%
        251,744   Alpha Natural Resources * ..................         8,385,593
        419,448   Bill Barrett * .............................        13,250,362
        513,063   Holly ......................................        10,912,850
        143,554   Hornbeck Offshore Services * ...............         3,126,606
        161,543   Pioneer Natural Resources ..................         4,612,053
        839,239   Willbros Group * ...........................        11,573,106
                                                                 ---------------
                                                                      51,860,570
                                                                 ---------------
                  FINANCIALS - 17.29%
        610,181   Bank of the Ozarks .........................        15,425,376
        266,010   GAMCO Investors ............................        12,143,357
        602,488   Glacier Bancorp ............................         9,380,738
        990,617   Janus Capital Group ........................        13,531,828

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  FINANCIALS (CONTINUED)
        758,798   LaSalle Hotel Properties, REIT .............   $    11,313,678
         43,476   Markel * ...................................        13,719,721
        675,361   Raymond James Financial ....................        13,858,408
        818,291   Redwood Trust, REIT ........................        13,297,229
        493,282   TCF Financial ..............................         6,975,007
          3,991   Teton Advisors (a) .........................               136
        609,975   Washington, REIT ...........................        15,609,260
                                                                 ---------------
                                                                     125,254,738
                                                                 ---------------
                  HEALTH CARE - 11.42%
        557,320   Align Technology * .........................         6,080,361
        328,305   Analogic ...................................        12,446,043
      2,191,704   Health Management Associates, Class A * ....        13,215,975
        399,736   Perrigo ....................................        10,848,835
        215,468   Pharmaceutical Product Development .........         4,475,270
        287,095   Teleflex ...................................        13,769,076
        103,986   United Therapeutics * ......................         9,631,183
        221,228   Universal Health Services, Class B .........        12,302,489
                                                                 ---------------
                                                                      82,769,232
                                                                 ---------------
                  INDUSTRIALS - 11.03%
        361,159   Advisory Board * ...........................         9,238,447
      1,324,348   AirTran Holdings * .........................         9,588,280
        360,930   Argon ST * .................................         6,897,372
        625,909   EMCOR Group * ..............................        15,096,925
        231,911   Energy Conversion Devices * ................         3,302,413
        546,168   Forward Air ................................        12,632,866
        441,014   General Cable * ............................        17,098,113
        111,953   Schnitzer Steel Industries, Class A ........         6,019,713
                                                                 ---------------
                                                                      79,874,129
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 19.19%
        806,314   3PAR * .....................................         7,732,551
        268,208   Acme Packet * ..............................         2,692,808
        403,239   Blackboard * ...............................        13,698,029
        439,709   F5 Networks * ..............................        16,321,998
        234,278   FactSet Research Systems ...................        13,283,563
      1,608,696   L-1 Identity Solutions * ...................        12,660,438
        323,215   Quality Systems ............................        17,741,271
      1,155,868   RightNow Technologies * ....................        13,916,651
        611,348   SeaChange International * ..................         5,593,834
      1,069,946   ValueClick * ...............................        12,304,379
      1,234,304   VASCO Data Security International * ........         9,257,280
        223,770   Vocus * ....................................         3,763,811
        679,345   Websense * .................................        10,054,306
                                                                 ---------------
                                                                     139,020,919
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 1.81%
        935,327   Cbeyond * ..................................        13,113,285
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $623,191,653) .....................       718,442,768
                                                                 ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
TAMRO SMALL CAP FUND                                               JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
INVESTMENT COMPANY - 0.90%
      6,531,193   BlackRock Liquidity Funds TempCash
                     Portfolio ...............................   $     6,531,193
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $6,531,193) .......................         6,531,193
                                                                 ---------------
TOTAL INVESTMENTS - 100.07%
   (Cost $629,722,846)** .....................................       724,973,961
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.07)% ...................          (539,100)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   724,434,861
                                                                 ===============

----------
*    Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal income tax purposes.

(a) This security has been determined by the Adviser to be a restricted and liquid security (See Note 2). At July 31, 2009, this security amounted to $136 or 0.00% of net assets.

Gross unrealized appreciation ................................   $   112,155,252
Gross unrealized depreciation ................................       (16,904,137)
                                                                 ---------------
Net unrealized appreciation ..................................   $    95,251,115
                                                                 ===============

REIT   Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
RIVER ROAD SMALL CAP VALUE FUND                                    JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    2%
CONSUMER DISCRETIONARY                    28%
CONSUMER STAPLES                          16%
FINANCIALS                                14%
INDUSTRIALS                               12%
HEALTH CARE                                7%
MATERIALS                                  6%
ENERGY                                     6%
INFORMATION TECHNOLOGY                     5%
UTILITIES                                  4%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 97.67%
                  CONSUMER DISCRETIONARY - 27.80%
        150,093   Bank (Jos. A.) Clothiers * .................   $     5,491,903
        195,883   Barnes & Noble .............................         4,511,185
        191,640   Big Lots * .................................         4,415,386
        455,866   Brink's Home Security Holdings * ...........        13,593,924
        482,590   CKX * ......................................         3,474,648
        299,906   Cracker Barrel Old Country Store ...........         8,655,287
        152,501   Dollar Tree * ..............................         7,033,346
        245,919   Dress Barn * ...............................         3,833,877
        527,678   Fred's, Class A ............................         7,113,099
        145,412   Frisch's Restaurants .......................         4,035,183
        177,174   Hampshire Group * (a) ......................           487,229
        318,390   Hillenbrand ................................         5,769,227
        127,920   International Speedway, Class A ............         3,270,914
        250,996   JAKKS Pacific * ............................         2,893,984
        177,570   Lincoln Educational Services * .............         3,615,325
        641,088   Mac-Gray * .................................         7,878,972
          1,650   Monarch Casino & Resort * ..................            14,949
         90,294   Nathan's Famous * ..........................         1,173,822
        555,830   OfficeMax ..................................         5,174,777
        136,118   Papa John's International * ................         3,458,758
        323,767   PetMed Express * ...........................         6,009,116
        384,895   Rent-A-Center * ............................         7,990,420
        297,840   Sotheby's ..................................         4,488,449
         63,470   Steiner Leisure * ..........................         2,012,634
        197,293   UniFirst ...................................         7,678,644
                                                                 ---------------
                                                                     124,075,058
                                                                 ---------------
                  CONSUMER STAPLES - 16.29%
        254,621   American Dairy * ...........................         6,793,288
        558,009   Casey's General Stores .....................        15,306,187
         87,276   Coca-Cola Bottling .........................         4,932,839
        297,008   HQ Sustainable Maritime Industries * .......         2,545,359
        379,651   Industrias Bachoco, SP ADR .................         7,706,915
        101,751   J & J Snack Foods ..........................         4,409,888
        309,867   National Beverage * ........................         3,306,281

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  CONSUMER STAPLES (CONTINUED)
        592,661   Ruddick ....................................   $    13,927,533
        298,249   Village Super Market, Class A ..............         8,687,993
        670,293   Zapata * ...................................         5,067,415
                                                                 ---------------
                                                                      72,683,698
                                                                 ---------------
                  ENERGY - 5.93%
        100,830   Bristow Group * ............................         3,337,473
        393,776   Cal Dive International * ...................         3,516,420
         63,154   Eastern American Natural Gas Trust .........         1,487,277
        237,380   Encore Acquisition * .......................         8,450,728
        817,169   Evolution Petroleum * ......................         2,451,507
        253,320   Frontier Oil ...............................         3,521,148
        357,310   Rosetta Resources * ........................         3,705,305
                                                                 ---------------
                                                                      26,469,858
                                                                 ---------------
                  FINANCIALS - 14.46%
            790   BancFirst ..................................            28,306
        251,570   BancorpSouth ...............................         5,660,325
        142,490   Bank of Hawaii .............................         5,467,341
         54,763   Dime Community Bancshares ..................           659,346
         24,000   Erie Indemnity, Class A ....................           898,800
         42,375   First Citizens BancShares, Class A .........         6,018,521
        198,970   FirstService * .............................         3,054,189
         30,009   Gyrodyne Company of America REIT * .........         1,095,628
        498,670   Hilltop Holdings * .........................         5,984,040
        185,901   Max Capital Group ..........................         3,712,443
        706,479   Medallion Financial ........................         5,545,860
        162,307   Navigators Group * .........................         8,003,358
        154,529   Oppenheimer Holdings, Class A ..............         4,328,357
        181,390   UMB Financial ..............................         7,567,591
         15,800   White Mountains Insurance Group ............         4,076,400
        100,710   Zenith National Insurance ..................         2,403,948
                                                                 ---------------
                                                                      64,504,453
                                                                 ---------------
                  HEALTH CARE - 6.72%
         83,790   Air Methods * ..............................         2,464,264
        300,106   Chindex International * ....................         3,910,381
        249,110   Martek Biosciences * .......................         5,794,299
         85,380   MEDNAX * ...................................         3,957,363
        254,550   Res-Care * .................................         3,976,071
        222,950   STERIS .....................................         6,260,436
         99,500   West Pharmaceutical Services ...............         3,631,750
                                                                 ---------------
                                                                      29,994,564
                                                                 ---------------
                  INDUSTRIALS - 11.75%
        126,310   AMERCO * ...................................         5,668,793
        358,406   Brink's ....................................         9,730,723
         39,212   Chase ......................................           455,643
        139,280   Copart * ...................................         4,917,977
         12,695   Corporate Executive Board ..................           238,412
        435,320   Geo Group * ................................         7,827,054
        284,003   Korn/Ferry International * .................         3,950,482
        506,390   Pike Electric * ............................         5,332,287
        161,060   Sterling Construction * ....................         2,565,686
        233,830   TrueBlue * .................................         2,969,641
        219,573   Viad .......................................         3,890,834
        332,700   Volt Information Sciences * ................         2,648,292
        512,944   WCA Waste * ................................         2,246,695
                                                                 ---------------
                                                                      52,442,519
                                                                 ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
RIVER ROAD SMALL CAP VALUE FUND                                    JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INFORMATION TECHNOLOGY - 4.98%
        100,174   Bel Fuse, Class B ..........................   $     1,841,198
        101,131   Cass Information Systems ...................         3,503,178
         45,800   Computer Services (a) ......................         1,603,000
        339,010   Electro Rent ...............................         3,227,375
        413,513   Ingram Micro, Class A * ....................         6,955,289
        340,110   Ituran Location and Control ................         3,343,281
        209,800   TeleCommunication Systems, Class A .........         1,737,144
                                                                 ---------------
                                                                      22,210,465
                                                                 ---------------
                  MATERIALS - 6.24%
        594,706   AptarGroup .................................        20,767,133
         42,100   Compass Minerals International .............         2,239,299
        465,476   Glatfelter .................................         4,817,677
                                                                 ---------------
                                                                      27,824,109
                                                                 ---------------
                  UTILITIES - 3.50%
        141,260   ALLETE .....................................         4,517,495
        318,560   Portland General Electric ..................         6,062,197
        225,296   SJW ........................................         5,051,136
                                                                 ---------------
                                                                      15,630,828
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $418,644,663) .....................       435,835,552
                                                                 ---------------
INVESTMENT COMPANY - 2.47%
     11,037,732   BlackRock Liquidity Funds TempFund
                     Portfolio ...............................        11,037,732
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                    (Cost $11,037,732) .......................        11,037,732
                                                                 ---------------
TOTAL INVESTMENTS - 100.14%
   (Cost $429,682,395)** .....................................       446,873,284
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.14)% ...................          (644,665)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $   446,228,619
                                                                 ===============

----------
*    Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ................................   $    43,183,280
Gross unrealized depreciation ................................       (25,992,391)
                                                                 ---------------
Net unrealized appreciation ..................................   $    17,190,889
                                                                 ===============

(a) These securities have been determined by the Adviser to be illiquid securities. At July 31, 2009, these securities amounted to $2,090,229 or 0.47% of net assets.

REIT     Real Estate Investment Trust
SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
NEPTUNE INTERNATIONAL FUND                                         JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

INFORMATION TECHNOLOGY                     2%
CONSUMER STAPLES                          19%
ENERGY                                    15%
MATERIALS                                 13%
HEALTH CARE                               12%
FINANCIALS                                11%
CONSUMER DISCRETIONARY                    10%
INDUSTRIALS                                7%
TELECOMMUNICATION SERVICES                 6%
CASH & NET OTHER ASSETS AND LIABILITIES    5%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  COMMON STOCKS - 95.29%
                  CHINA - 20.26%
        100,000   China Life Insurance .......................   $       443,223
         35,000   China Mobile ...............................           367,611
        175,000   China Oilfield Services ....................           190,805
        165,000   CNOOC ......................................           221,844
        200,000   Mandarin Oriental International ............           256,000
        350,000   PetroChina .................................           415,933
        110,000   Shangri-La Asia ............................           175,431
                                                                 ---------------
                                                                       2,070,847
                                                                 ---------------
                  GERMANY - 3.60%
          6,000   Bayer ......................................           368,239
                                                                 ---------------
                  JAPAN - 9.57%
         13,800   Komatsu ....................................           225,904
            900   Nintendo ...................................           243,392
         30,000   Toray Industries ...........................           150,277
          8,500   Toyota Motor ...............................           358,415
                                                                 ---------------
                                                                         977,988
                                                                 ---------------
                  LUXEMBOURG - 0.65%
          3,000   Evraz Group, GDR ...........................            66,000
                                                                 ---------------
                  NETHERLANDS - 4.63%
          5,000   Akzo Nobel .................................           274,333
         19,000   Reed Elsevier ..............................           199,154
                                                                 ---------------
                                                                         473,487
                                                                 ---------------
                  NORWAY - 2.12%
          7,000   Yara International .........................           216,985
                                                                 ---------------
                  RUSSIA - 19.97%
          1,000   Aeroflot - Russian International
                     Airlines, GDR ...........................           100,854
         13,000   Gazprom, SP ADR ............................           269,750
          3,250   LUKOIL, SP ADR .............................           164,255
         22,186   Mining and Metallurgical Company Norilsk
                     Nickel, ADR .............................           222,526

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  RUSSIA (CONTINUED)
          4,000   Mobile TeleSystems, SP ADR .................   $       167,960
         16,000   Polyus Gold, SP ADR ........................           352,000
         45,000   Rosneft Oil, GDR ...........................           274,950
          9,000   Vimpel-Communications, SP ADR ..............           121,590
          3,500   Wimm-Bill-Dann Foods, ADR * ................           238,560
          8,000   X 5 Retail Group, GDR * ....................           128,800
                                                                 ---------------
                                                                       2,041,245
                                                                 ---------------
                  SWITZERLAND - 3.08%
          2,000   Roche Holding ..............................           315,351
                                                                 ---------------
                  UNITED KINGDOM - 31.41%
          7,500   AstraZeneca ................................           351,171
         10,000   British American Tobacco PLC ...............           310,370
         20,000   Diageo .....................................           313,377
         12,500   GlaxoSmithKline ............................           239,919
         18,417   HSBC Holdings PLC ..........................           186,354
         38,000   ICAP .......................................           288,187
         10,000   Imperial Tobacco Group .....................           285,815
         50,000   Rolls-Royce Group PLC ......................           345,993
         50,000   Tesco PLC ..................................           306,946
         31,500   Tullett Prebon PLC .........................           186,798
         15,000   Unilever ...................................           395,897
                                                                 ---------------
                                                                       3,210,827
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $13,234,224) ......................         9,740,969
                                                                 ---------------
INVESTMENT COMPANY - 4.67%
        476,992   BlackRock Liquidity Funds TempCash
                     Portfolio ...............................           476,992
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $476,992) .........................           476,992
                                                                 ---------------
TOTAL INVESTMENTS - 99.96%
   (Cost $13,711,216)** ......................................        10,217,961
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.04% .....................             3,881
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    10,221,842
                                                                 ===============

----------
*    Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ................................   $       375,516
Gross unrealized depreciation ................................        (3,868,771)
                                                                 ---------------
Net unrealized depreciation ..................................   $    (3,493,255)
                                                                 ===============

ADR    American Depositary Receipt

GDR    Global Depositary Receipt

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
BARINGS INTERNATIONAL FUND                                         JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CONSUMER DISCRETIONARY                     3%
UTILITIES                                  2%
FINANCIALS                                24%
MATERIALS                                 16%
ENERGY                                    11%
INDUSTRIALS                               11%
HEALTH CARE                                9%
CONSUMER STAPLES                           8%
TELECOMMUNICATION SERVICES                 7%
INFORMATION TECHNOLOGY                     6%
CASH & NET OTHER ASSETS AND LIABILITIES    3%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 96.73%
                  AUSTRALIA - 3.37%
        261,400   Centamin Egypt * ...........................   $       383,166
          8,755   Rio Tinto ..................................           442,264
                                                                 ---------------
                                                                         825,430
                                                                 ---------------
                  BELGIUM - 1.73%
         10,668   Anheuser-Busch InBev .......................           424,448
                                                                 ---------------
                  BRAZIL - 4.94%
         24,199   Itau Unibanco Banco Multiplo, ADR ..........           432,920
          9,621   Petroleo Brasileiro, ADR ...................           396,770
         25,500   Redecard                                               379,544
                                                                 ---------------
                                                                       1,209,234
                                                                 ---------------
                  CANADA - 1.69%
          5,872   Niko Resources .............................           413,725
                                                                 ---------------
                  DENMARK - 1.31%
          8,023   Genmab A/S * ...............................           320,938
                                                                 ---------------
                  FRANCE - 4.94%
          5,852   BNP Paribas ................................           426,633
         20,444   Suez Environnement .........................           389,584
          7,103   Total ......................................           393,919
                                                                 ---------------
                                                                       1,210,136
                                                                 ---------------
                  GERMANY - 9.14%
          6,693   Bayer ......................................           410,770
          4,300   Deutsche Boerse ............................           340,759
          6,400   Fresenius ..................................           362,868
          9,504   Hannover Rueckversicherung * ...............           386,738
          5,995   K+S ........................................           336,488
          2,647   Muenchener Rueckversicherungs-Gesellschaft..           400,251
                                                                 ---------------
                                                                       2,237,874
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  HONG KONG - 4.23%
        236,000   BOC Hong Kong Holdings .....................   $       503,057
         35,000   Sun Hung Kai Properties ....................           532,448
                                                                 ---------------
                                                                       1,035,505
                                                                 ---------------
                  JAPAN - 18.85%
         10,800   Kurita Water Industries ....................           358,383
         60,900   Mitsubishi UFJ Financial Group .............           364,274
         30,700   Mitsui .....................................           385,109
         24,000   Mitsui Fudosan .............................           441,321
          5,900   Nidec ......................................           427,107
          1,400   Nintendo ...................................           378,610
            233   NTT DoCoMo .................................           337,835
          8,600   Secom ......................................           368,085
          7,000   Shin-Etsu Chemical .........................           377,279
         80,000   Tokyu ......................................           392,285
          5,100   UniCharm ...................................           412,851
          5,900   Yamada Denki ...............................           369,120
                                                                 ---------------
                                                                       4,612,259
                                                                 ---------------
                  NETHERLANDS - 3.33%
         28,209   Koninklijke (Royal) ........................           423,973
         14,300   Unilever ...................................           390,717
                                                                 ---------------
                                                                         814,690
                                                                 ---------------
                  NORWAY - 1.59%
         12,559   Yara International .........................           389,302
                                                                 ---------------
                  PAGUA NEW GUINEA - 3.08%
        162,475   Lihir Gold * ...............................           376,405
         79,940   Oil Search .................................           377,079
                                                                 ---------------
                                                                         753,484
                                                                 ---------------
                  RUSSIA - 1.51%
         17,763   Gazprom, SP ADR ............................           368,582
                                                                 ---------------
                  SPAIN - 1.70%
         16,670   Telefonica .................................           414,725
                                                                 ---------------
                  SWITZERLAND - 7.86%
          7,092   Actelion * .................................           391,216
          9,728   Julius Baer Holding ........................           463,347
          3,665   Lonza Group ................................           363,191
          1,547   Syngenta ...................................           356,983
          1,781   Zurich Financial Services ..................           349,984
                                                                 ---------------
                                                                       1,924,721
                                                                 ---------------
                  UNITED KINGDOM - 27.46%
         25,905   Admiral Group ..............................           413,907
         17,900   Autonomy * .................................           351,338
         67,080   BAE Systems ................................           344,006
         22,797   BG Group ...................................           380,432
        244,786   BT Group ...................................           517,876
         16,700   Dana Petroleum * ...........................           383,020
         24,390   De La Rue ..................................           339,180
         52,000   HSBC Holdings ..............................           517,313
         11,535   Imperial Tobacco Group .....................           329,687
         37,673   Peter Hambro Mining ........................           411,254
         53,433   Prudential .................................           400,096
          4,936   Randgold Resources .........................           299,719
          8,095   Reckitt Benckiser Group ....................           388,902
         56,055   Rolls-Royce Group ..........................           387,892
         25,960   Shire ......................................           385,081
         98,274   Tui Travel .................................           372,648
         36,862   Xstrata ....................................           497,659
                                                                 ---------------
                                                                       6,720,010
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $20,483,051) ......................        23,675,063
                                                                 ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
BARINGS INTERNATIONAL FUND                                         JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
INVESTMENT COMPANY - 1.56%
        383,046   BlackRock Liquidity Funds
                     TempCash Portfolio ......................   $       383,046
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $383,046) .........................           383,046
                                                                 ---------------
TOTAL INVESTMENTS - 98.29%
   (Cost $20,866,097)** ......................................        24,058,109
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 1.71% .....................           417,627
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    24,475,736
                                                                 ===============

----------
*    Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal income tax purpose.

Gross unrealized appreciation ................................   $     3,380,344
Gross unrealized depreciation ................................          (188,332)
                                                                 ---------------
Net unrealized appreciation ..................................   $     3,192,012
                                                                 ===============

ADR      American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
DYNAMIC ALLOCATION FUND (FORMERLY KNOWN AS SMART PORTFOLIOS FUND) JULY 31, 2009 SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    3%
DOMESTIC FIXED INCOME                     49%
DOMESTIC EQUITIES                         19%
INTERNATIONAL EQUITIES                    15%
COMMODITIES                                5%
REAL ESTATE                                9%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
EXCHANGE TRADED FUNDS - 97.06%
                  COMMODITIES - 4.93%
         29,021   PowerShares DB Base Metals Fund * ..........   $       499,161
         45,818   PowerShares DB Silver Fund * ...............         1,138,119
                                                                 ---------------
                                                                       1,637,280
                                                                 ---------------
                  DOMESTIC EQUITIES - 18.71%
         15,326   iShares Morningstar Mid Growth Index Fund ..           988,987
         33,081   iShares Russell 2000 Value Index Fund ......         1,703,672
         14,756   iShares S&P MidCap 400 Value Index Fund ....           840,502
         29,212   iShares S&P SmallCap 600 Value Index Fund ..         1,529,540
         18,158   PowerShares Dynamic OTC Portfolio ..........           660,043
          9,561   Vanguard Telecommunication Services ........           486,751
                                                                 ---------------
                                                                       6,209,495
                                                                 ---------------
                  DOMESTIC FIXED INCOME - 49.48%
        186,479   iShares Barclays 1-3 Year Treasury Bond
                     Fund ....................................        15,606,428
          7,853   iShares iBoxx $ Investment Grade Corporate
                     Bond Fund ...............................           820,324
                                                                 ---------------
                                                                      16,426,752
                                                                 ---------------
                  INTERNATIONAL EQUITIES - 14.99%
         19,742   iShares FTSE/Xinhua China 25 Index Fund ....           826,400
         17,230   iShares MSCI Brazil Index Fund .............           992,448
         27,754   iShares MSCI Canada Index Fund .............           671,647
         16,302   iSHares MSCI South Korea Index Fund ........           678,815

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INTERNATIONAL EQUITIES (CONTINUED)
         47,916   iShares S&P Latin America 40 Index Fund ....   $     1,805,475
                                                                 ---------------
                                                                       4,974,785
                                                                 ---------------
                  REAL ESTATE - 8.95%
         17,660   iShares Cohen & Steers Realty Majors Index
                     Fund ....................................           700,925
         60,564   SPDR Dow Jones Wilshire REIT . .............         2,271,756
                                                                 ---------------
                                                                       2,972,681
                                                                 ---------------
                  TOTAL EXCHANGE TRADED FUNDS
                  (Cost $30,831,060) .........................        32,220,993
                                                                 ---------------
INVESTMENT COMPANY - 3.09%
      1,026,431   BlackRock Liquidity Funds TempCash
                     Portfolio ...............................         1,026,431
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $1,026,431) .......................         1,026,431
                                                                 ---------------
TOTAL INVESTMENTS - 100.15%
   (Cost $31,857,491)** ......................................        33,247,424
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.15)% ...................           (49,329)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    33,198,095
                                                                 ===============

----------
*    Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ................................   $     1,474,813
Gross unrealized depreciation ................................           (84,880)
                                                                 ---------------
Net unrealized appreciation ..................................   $     1,389,933
                                                                 ===============

DB     Deutsche Bank
FTSE   Financial Times Stock Exchange
MSCI   Morgan Stanley Capital International
OTC    Over The Counter
REIT   Real Estate Investment Trust
S&P    Standard & Poor
SPDR   Standard & Poor's Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
NEW CENTURY ABSOLUTE RETURN ETF FUND                               JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

ASSET ALLOCATION                           3%
REAL ESTATE                                1%
DOMESTIC EQUITIES                         53%
INTERNATIONAL EQUITIES                    27%
CASH & NET OTHER ASSETS AND LIABILITIES   11%
COMMODITIES                                5%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
EXCHANGE TRADED FUNDS - 89.13%
                  ASSET ALLOCATION - 3.37%
          4,780   CurrencyShares Australian Dollar Trust .....   $       400,612
          7,020   PowerShares DB U.S. Dollar Index Bullish
                     Fund ....................................           163,706
                                                                 ---------------
                                                                         564,318
                                                                 ---------------
                  COMMODITIES - 4.98%
         30,470   PowerShares DB Base Metals Fund ............           524,084
         13,410   PowerShares DB Commodity Index Tracking
                     Fund ....................................           308,967
                                                                 ---------------
                                                                         833,051
                                                                 ---------------
                  DOMESTIC EQUITIES - 52.51%
          6,580   Consumer Staples Select Sector SPDR Fund ...           161,342
          3,040   Energy Select Sector SPDR Fund .............           153,550
          2,190   Fidelity NASDAQ Composite Index Tracking
                     Stock ...................................           171,784
         41,150   Financial Select Sector SPDR Fund ..........           535,361
         15,460   iShares Dow Jones U.S. Insurance Index
                     Fund ....................................           364,856
          3,380   iShares Dow Jones U.S. Technology Sector
                     Index Fund ..............................           163,964
          5,470   iShares Dow Jones U.S. Transportation
                     Average Index Fund ......................           351,666
          4,370   iShares NASDAQ Biotechnology Index Fund ....           344,137
          5,970   iShares Russell 2000 Growth Index Fund .....           364,349
          2,980   iShares Russell 2000 Index Fund ............           165,777

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  DOMESTIC EQUITIES (CONTINUED)
          3,210   iShares Russell 2000 Value Index Fund ......   $       165,251
          4,820   iShares Russell Microcap Index Fund ........           173,665
          4,230   iShares Russell Midcap Growth Index Fund ...           165,435
          4,990   iShares S&P MidCap 400 Growth Index Fund ...           335,877
          8,280   iShares S&P North American Technology-
                     Software Index Fund .....................           337,493
          3,420   iShares S&P SmallCap 600 Growth Index
                     Fund ....................................           172,710
          4,410   Market Vectors Agribusiness ETF ............           166,345
         12,720   Market Vectors-Coal ETF ....................           350,690
         10,660   Materials Select Sector SPDR Trust .........           310,419
          3,170   Midcap SPDR Trust Series 1 .................           361,507
          1,600   Oil Service HOLDRS Trust ...................           165,632
          6,100   Pharmaceutical HOLDRs Trust            . ...           382,592
         10,350   PowerShares Financial Preferred Portfolio ..           166,221
         12,090   PowerShares Preferred Portfolio ............           158,742
         12,770   PowerShares QQQ ............................           503,521
         16,270   Powershares Wilderhill Clean Energy
                     Portfolio ...............................           171,649
          4,930   Rydex S&P Equal Weight ETF .................           165,845
          6,600   Semiconductor HOLDRs Trust .................           164,736
          8,050   SPDR KBW Regional Banking ETF ..............           167,601
         12,490   SPDR S&P Homebuilders ETF ..................           178,482
          4,960   SPDR S&P Metals & Mining ETF ...............           196,614
         14,020   SPDR S&P Oil & Gas Equipment & Services
                     ETF .....................................           331,012
          5,000   SPDR S&P Oil & Gas Exploration &
                     Production ETF ..........................           174,600
          5,450   SPDR S&P Retail ETF ........................           166,225
          3,890   SPDR Trust Series 1 ........................           384,371
                                                                 ---------------
                                                                       8,794,021
                                                                 ---------------
                  INTERNATIONAL EQUITIES - 27.21%
         10,210   BLDRS Emerging Markets 50 ADR Index Fund ...           388,593
         14,730   iShares FTSE/Xinhua China 25 Index Fund ....           616,598
         20,520   iShares MSCI Australia Index Fund ..........           388,444
          6,590   iShares MSCI Brazil Index Fund .............           379,584
         14,040   iShares MSCI Canada Index Fund .............           339,768
          5,370   iShares MSCI Emerging Markets Index Fund ...           191,816
          8,410   iShares MSCI Germany Index Fund ............           169,377
         12,870   iShares MSCI Hong Kong Index Fund ..........           197,426
          4,920   iShares MSCI Pacific ex-Japan Index Fund ...           175,595
          4,030   iShares MSCI South Korea Index Fund ........           167,809
         33,930   iShares MSCI Taiwan Index Fund .............           384,427

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
NEW CENTURY ABSOLUTE RETURN ETF FUND                               JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INTERNATIONAL EQUITIES (CONTINUED)
          4,660   iShares S&P Asia 50 Index Fund .............   $       170,323
          8,140   iShares S&P Global Energy Sector Index
                     Fund ....................................           259,666
          3,320   iShares S&P Global Telecommunications Sector
                     Index Fund ..............................           169,685
          9,220   iShares S&P Latin American 40 Index Fund ...           347,410
         11,170   WisdomTree India Earnings Fund .............           210,108
                                                                 ---------------
                                                                       4,556,629
                                                                 ---------------
                  REAL ESTATE - 1.06%
          4,490   iShares Cohen & Steers Realty Majors Index
                     Fund ....................................           178,208
                                                                 ---------------
                  TOTAL EXCHANGE TRADED FUNDS
                     (Cost $12,855,607) ......................        14,926,227
                                                                 ---------------
INVESTMENT COMPANY - 12.35%
      2,068,941   BlackRock Liquidity Funds
                     TempCash Portfolio ......................         2,068,941
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $2,068,941) .......................         2,068,941
                                                                 ---------------
TOTAL INVESTMENTS - 101.48%
   (Cost $14,924,548)* .......................................        16,995,168
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (1.48)% ...................          (247,893)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    16,747,275
                                                                 ===============

----------
* At July 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ................................   $     2,086,943
Gross unrealized depreciation ................................           (16,323)
                                                                 ---------------
Net unrealized appreciation ..................................   $     2,070,620
                                                                 ===============

ADR     American Depositary Receipt
BLDRS   Baskets of Listed Depositary Receipts
DB      Deutsche Bank
ETF     Exchange Traded Fund
FTSE    Financial Times Stock Exchange
HOLDRS  Holding Company Depositary Receipts
MSCI    Morgan Stanley Capital International
NASDAQ  National Association of Securities Dealers Automated Quotations
REIT    Real Estate Investment Trust
S&P     Standard & Poor
SPDR    Standard & Poor's Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
M.D. SASS ENHANCED EQUITY FUND
(FORMERLY KNOWN AS MB ENHANCED EQUITY INCOME FUND)                 JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

OTHER COMMON STOCKS AND CASH & NET OTHER ASSETS AND LIABILITIES    6%
INDUSTRIALS                                                        28%
INFORMATION TECHNOLOGY                                             23%
ENERGY                                                             14%
CONSUMER DISCRETIONARY                                             11%
FINANCIALS                                                         11%
MATERIALS                                                           7%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 106.43%
                  CONSUMER DISCRETIONARY - 11.17%
         14,000   Carnival (a) ...............................   $       391,860
         22,000   Home Depot (a) .............................           570,680
         12,000   Kohl's * (a) ...............................           582,600
         25,000   Staples (a) ................................           525,500
                                                                 ---------------
                                                                       2,070,640
                                                                 ---------------
                  CONSUMER STAPLES - 5.92%
         17,000   CVS Caremark (a) ...........................           569,160
         17,000   Walgreen (a) ...............................           527,850
                                                                 ---------------
                                                                       1,097,010
                                                                 ---------------
                  ENERGY - 13.85%
         15,000   Halliburton (a) ............................           331,350
         15,000   Noble (a) ..................................           507,900
         11,000   Schlumberger (a) ...........................           588,500
         20,000   Smith International (a) ....................           502,600
          8,000   Transcocean * (a) ..........................           637,520
                                                                 ---------------
                                                                       2,567,870
                                                                 ---------------
                  FINANCIALS - 10.90%
         22,000   American Express (a) .......................           623,260
         17,004   Bank of America (a) ........................           251,489
         30,000   Citigroup ..................................            95,100
         18,000   Comerica (a) ...............................           429,120
         12,000   SunTrust Banks (a) .........................           234,000
         15,902   Wells Fargo (a) ............................           388,963
                                                                 ---------------
                                                                       2,021,932
                                                                 ---------------
                  HEALTH CARE - 1.34%
         12,000   Pharmaceutical Product Development (a) .....           249,240
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INDUSTRIALS - 27.54%
          7,500   Burlington Northern Santa Fe (a) ...........   $       589,425
         16,000   Caterpillar (a) ............................           704,960
         12,000   Fluor (a) ..................................           633,600
         37,000   General Electric (a) .......................           495,800
         13,000   Jacobs Engineering Group * .................           532,740
         13,000   Norfolk Southern (a) .......................           562,250
         22,000   Quanta Services * (a) ......................           512,820
         21,000   Shaw Group * (a) ...........................           618,240
          8,500   United Parcel Service, Class B (a) .........           456,705
                                                                 ---------------
                                                                       5,106,540
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 23.11%
         15,000   Automatic Data Processing (a) . ............           558,750
         27,000   Cisco Systems * (a) ........................           594,270
         45,000   Corning (a) ................................           765,000
         40,000   EMC * (a) ..................................           602,400
         33,000   Intel (a) ..................................           635,250
         25,000   Microsoft (a) ..............................           588,000
         25,000   Xilinx (a) .................................           542,250
                                                                 ---------------
                                                                       4,285,920
                                                                 ---------------
                  MATERIALS - 6.89%
         20,000   duPont (E. I.) de Nemours (a) ..............           618,600
         12,000   PPG Industries (a) .........................           660,000
                                                                 ---------------
                                                                       1,278,600
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 5.71%
         22,000   AT&T (a) ...................................           577,060
         15,000   Verizon Communications (a) .................           481,050
                                                                 ---------------
                                                                       1,058,110
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $22,109,667) ......................        19,735,862
                                                                 ---------------
INVESTMENT COMPANY - 2.62%
        485,910   BlackRock Liquidity Funds FedFund
                     Portfolio ...............................           485,910
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $485,910) .........................           485,910
                                                                 ---------------
TOTAL INVESTMENTS - 109.05%
   (Cost $22,595,577)** ......................................        20,221,772
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (9.05)%                            (1,677,485)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    18,544,287
                                                                 ===============

----------
*    Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation.................................   $     1,009,484
Gross unrealized depreciation.................................        (3,383,289)
                                                                 ---------------
Net unrealized depreciation...................................   $    (2,373,805)
                                                                 ===============

(a)  These securities are pledged as collateral for call options written.

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
M.D. SASS ENHANCED EQUITY FUND
(FORMERLY KNOWN AS MB ENHANCED EQUITY INCOME FUND)                 JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

Transactions in written call options for the period ended July 31, 2009 were as follows:

                                 NUMBER OF
                                 CONTRACTS     PREMIUM
                                 ---------   -----------
BEGINNING OF PERIOD                 4,003    $   705,618
CALL OPTIONS WRITTEN               25,662      3,690,995
CALL OPTIONS CLOSED OR EXPIRED    (22,976)    (3,507,860)
                                  -------    -----------
OUTSTANDING, JULY 31, 2009          6,689    $   888,753
                                  =======    ===========

Premiums received and value of written options outstanding as of July 31, 2009.

NUMBER OF                                                   PREMIUM     MARKET
CONTRACTS                     DESCRIPTION                  RECEIVED      VALUE
---------   --------------------------------------------   --------   ----------
            American Express
       32   Strike @ $25 Exp 10/09 .....................    $ 2,352   $   14,240
      188   Strike @ $26 Exp 01/10 .....................     37,316       90,240
            AT&T
      160   Strike @ $29 Exp 01/10 .....................     10,789       11,040
            Automatic Data Processing
      100   Strike @ $40 Exp 02/10 .....................     13,999       12,500
       50   Strike @ $41 Exp 02/10 .....................      6,125        4,875
            Bank of America
      100   Strike @ $18 Exp 02/10 .....................      8,349       11,200
       70   Strike @ $20 Exp 02/10 .....................      3,464        5,040
            Burlington Northern Santa Fe
       75   Strike @ $75 Exp 10/09 .....................     18,731       51,600
            Carnival
      140   Strike @ $30 Exp 01/10 .....................     19,949       35,700
            Caterpillar
       40   Strike @ $45 Exp 02/10 .....................      9,899       20,600
      120   Strike @ $50 Exp 02/10 .....................     15,979       36,600
            Cisco Systems
      110   Strike @ $20 Exp 10/09 .....................      9,735       29,260
      160   Strike @ $21 Exp 01/10 .....................     18,479       41,440
            Comerica
      142   Strike @ $25 Exp 01/10 .....................     25,061       35,855
       38   Strike @ $30 Exp 01/10 .....................      3,553        3,610
            Corning
      450   Strike @ $16 Exp 01/10 .....................     48,371       99,000
            CVS Caremark
      160   Strike @ $35 Exp 11/09 .....................     19,469       22,240
       10   Strike @ $32.5 Exp 11/09 ...................      1,425        2,600
            duPont (E.I.) de Nemours
      100   Strike @ $32 Exp 01/10 .....................     10,549       21,500
      100   Strike @ $33 Exp 01/10 .....................     10,299       17,500
            EMC
      400   Strike @ $16 Exp 01/10 .....................     17,612       42,000
            Fluor
       60   Strike @ $55 Exp 10/09 .....................     11,670       19,680
       60   Strike @ $60 Exp 01/10 .....................     13,620       20,340
            General Electric
      370   Strike @ $10 Exp 09/09 .....................     27,709      127,650
            Halliburton
      100   Strike @ $26 Exp 01/10 .....................     10,319       10,300
       50   Strike @ $27 Exp 01/10 .....................      3,925        4,000

NUMBER OF                                                   PREMIUM     MARKET
CONTRACTS                     DESCRIPTION                  RECEIVED      VALUE
---------   --------------------------------------------   --------   ----------
            Home Depot
       50   Strike @ $27.5 Exp 01/10 ...................   $  5,625   $    7,150
       70   Strike @ $27 Exp 02/10 .....................      8,924       13,370
      100   Strike @ $30 Exp 02/10 .....................      5,849        8,800
            Intel
      110   Strike @ $19 Exp 01/10 .....................      7,864       20,020
      220   Strike @ $20 Exp 01/10 .....................     18,038       28,380
            Kohls
      120   Strike @ $45 Exp 10/09 .....................     37,097       73,200
            Microsoft
      115   Strike @ $24 Exp 01/10 .....................     16,389       19,320
      135   Strike @ $26 Exp 01/10 .....................     10,056       12,420
            Noble
       63   Strike @ $34 Exp 12/09 .....................     12,362       20,790
       87   Strike @ $35 Exp 12/09 .....................     21,541       26,970
            Norfolk Southern
      130   Strike @ $45 Exp 12/09 .....................     28,209       38,025
            Pharmaceutical Product Development
      120   Strike @ $22.5 Exp 01/10 ...................     14,099       15,000
            PPG Industries
      120   Strike @ $50 Exp 01/10 .....................     22,199       86,400
            Quanta Services
      120   Strike @ $25 Exp 01/10 .....................     17,099       24,000
      100   Strike @ $25 Exp 02/10 .....................     17,749       23,750
            Schlumberger
      110   Strike @ $60 Exp 01/10 .....................     35,913       39,600
            Shaw Group
      100   Strike @ $30 Exp 01/10 .....................     13,749       37,000
      110   Strike @ $31 Exp 01/10 .....................     13,124       36,300
            Smith International
      150   Strike @ $30 Exp 01/10 .....................     19,874       21,000
            Staples
       20   Strike @ $20 Exp 09/09 .....................      1,470        3,600
      140   Strike @ $22.5 Exp 01/10 ...................     16,799       18,900
            SunTrust Banks
      120   Strike @ $25 Exp 01/10 .....................      7,794       12,600
            Transocean
       80   Strike @ $90 Exp 02/10 .....................     23,799       42,000
            United Parcel Service, Class B
       50   Strike @ $55 Exp 01/10 .....................     11,999       16,500
       35   Strike @ $60 Exp 01/10 .....................      4,112        5,250
            Verizon Communications
      150   Strike @ $32 Exp 01/10 .....................     16,874       30,750
            Walgreen
       70   Strike @ $27.5 Exp 10/09 ...................      9,940       28,000
      100   Strike @ $30 Exp 10/09 .....................      7,850       20,000
            Wells Fargo
      159   Strike @ $26 Exp 01/10 .....................     53,660       42,612
            Xilinx
       50   Strike @ $20 Exp 12/09 .....................      8,750       13,250
      100   Strike @ $22.5 Exp 01/10 ...................     12,249       15,000
      100   Strike @ $23 Exp 03/10 .....................     (8,949)      16,000
                                                           --------   ----------
            TOTAL WRITTEN CALL OPTIONS .................   $888,753   $1,606,567
                                                           ========   ==========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
LAKE PARTNERS LASSO ALTERNATIVES FUND                              JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    4%
LONG/SHORT STRATEGIES                     57%
HEDGED FIXED INCOME                       18%
ARBITRAGE                                 12%
OPTION HEDGING                             5%
MARKET NEUTRAL                             4%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
INVESTMENT COMPANIES - 96.67%
                  ARBITRAGE - 12.15%
          7,061   AQR Diversified Arbitrage Fund-N * .........   $        74,986
          3,244   Merger Fund ................................            48,822
                                                                 ---------------
                                                                         123,808
                                                                 ---------------
                  HEDGED FIXED INCOME - 17.98%
          5,189   Driehaus Active Income Fund ................            61,540
          5,421   JPMorgan Strategic Income Opportunities
                     Fund ....................................            60,337
          6,025   MainStay 130/30 High Yield Fund-A ..........            61,338
                                                                 ---------------
                                                                         183,215
                                                                 ---------------
                  LONG/SHORT STRATEGIES - 57.25%
          4,516   BlackRock Global Allocation Fund ...........            75,333
          4,397   Caldwell & Orkin Market Opportunity Fund ...            91,774
          6,800   FPA Crescent Fund-I ........................           153,065
         10,166   JPMorgan U.S. Large Cap Core Plus Fund-S ...           161,632
          3,962   Needham Growth Fund ........................           101,471
                                                                 ---------------
                                                                         583,275
                                                                 ---------------
                  MARKET NEUTRAL - 4.20%
          2,635   Highbridge Statistical Market Neutral-SEL ..            42,760
                                                                 ---------------
                  OPTION HEDGING - 4.91%
          3,791   Hussman Strategic Growth Fund ..............            50,005
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  CASH EQUIVALENTS - 0.18%
          1,862   BlackRock Liquidity Funds TempCash
                     Portfolio ...............................   $         1,862
                                                                 ---------------
                  TOTAL INVESTMENT COMPANIES
                     (Cost $932,665) .........................           984,925
                                                                 ---------------
TOTAL INVESTMENTS - 96.67%
   (Cost $932,665)** .........................................           984,925
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 3.33% .....................            33,889
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $     1,018,814
                                                                 ===============

----------
*    Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation.....   $54,954
Gross unrealized depreciation.....    (2,694)
                                     -------
Net unrealized appreciation.......   $52,260
                                     =======

AQR   Applied Quantitive Research
FPA   First Pacific Advisors
SEL   Select

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
FORTIS REAL ESTATE FUND                                            JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)

FOREIGN COMMON STOCK, CASH & NET OTHER ASSETS AND LIABILITIES    3%
RETAIL                                                          25%
OFFICE PROPERTIES                                               18%
HEALTH CARE                                                     13%
RESIDENTIAL                                                     13%
STORAGE                                                          9%
DIVERSIFIED                                                      7%
HOTELS                                                           7%
INDUSTRIAL                                                       5%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 96.97%
                  DIVERSIFIED - 6.70%
         16,400   Digital Realty Trust .......................   $       665,020
         13,863   Entertainment Properties Trust .............           378,598
          9,493   Vornado Realty Trust .......................           484,333
                                                                 ---------------
                                                                       1,527,951
                                                                 ---------------
                  HEALTH CARE - 12.92%
         28,414   HCP ........................................           731,945
         21,856   Health Care, REIT ..........................           875,551
         23,200   Nationwide Health Properties ...............           673,264
         18,935   Ventas .....................................           668,406
                                                                 ---------------
                                                                       2,949,166
                                                                 ---------------
                  HOTELS - 6.77%
        170,178   Host Hotels & Resorts ......................         1,545,216
                                                                 ---------------
                  INDUSTRIAL - 5.35%
         26,655   EastGroup Properties .......................           925,462
         33,488   ProLogis Trust .............................           294,360
                                                                 ---------------
                                                                       1,219,822
                                                                 ---------------
                  OFFICE PROPERTIES - 17.70%
         33,148   Boston Properties ..........................         1,753,529
         91,729   Douglas Emmett .............................           931,967
         17,400   Kilroy Realty ..............................           410,640
         20,492   Mack-Cali Realty ...........................           571,932
         14,397   SL Green Realty ............................           371,155
                                                                 ---------------
                                                                       4,039,223
                                                                 ---------------
                  RESIDENTIAL - 13.47%
         24,366   AvalonBay Communities ......................         1,418,101
         31,958   Equity Residential Properties Trust ........           766,992
          7,135   Essex Property Trust .......................           463,846
         11,931   Home Properties ............................           425,937
                                                                 ---------------
                                                                       3,074,876
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  RETAIL - 25.02%
         22,266   Federal Realty Investment Trust ............   $     1,270,275
         57,542   Kimco Realty ...............................           566,213
         23,778   National Retail Properties .................           468,664
         53,366   Simon Property Group .......................         2,973,554
         16,209   Taubman Centers ............................           431,321
                                                                 ---------------
                                                                       5,710,027
                                                                 ---------------
                  STORAGE - 9.04%
         28,423   Public Storage .............................         2,062,657
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $24,263,657) ......................        22,128,938
                                                                 ---------------
FOREIGN COMMON STOCK - 0.38%
                  CANADA - 0.38%
          3,888   Canadian Real Estate Investment Trust ......            86,224
                                                                 ---------------
                  TOTAL FOREIGN COMMON STOCK
                     (Cost $82,100) ..........................            86,224
                                                                 ---------------
INVESTMENT COMPANY - 0.16%
         37,670   BlackRock Liquidity Funds TempCash
                     Portfolio ...............................            37,670
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $37,670) ..........................            37,670
                                                                 ---------------
TOTAL INVESTMENTS - 97.51%
   (Cost $24,383,427)** ......................................        22,252,832
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 2.49% .....................           568,106
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    22,820,938
                                                                 ===============

----------
*    Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ...   $ 1,297,234
Gross unrealized depreciation ...    (3,427,829)
                                    -----------
Net unrealized depreciation .....   $(2,130,595)
                                    ===========

REIT   Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
MONTAG & CALDWELL BALANCED FUND                                    JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

COMMON STOCKS                             62%
CORPORATE NOTES AND BONDS                 21%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS    12%
CASH & NET OTHER ASSETS AND LIABILITIES    5%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 62.18%
                  CONSUMER DISCRETIONARY - 6.77%
          6,900   Disney, Walt ...............................   $       173,328
          8,300   McDonald's .................................           456,998
          6,300   McGraw-Hill ................................           197,505
          5,500   NIKE, Class B ..............................           311,520
          4,500   TJX ........................................           163,035
                                                                 ---------------
                                                                       1,302,386
                                                                 ---------------
                  CONSUMER STAPLES - 11.78%
         10,800   Coca-Cola ..................................           538,272
          2,950   Colgate-Palmolive ..........................           213,698
          6,900   Costco Wholesale ...........................           341,550
          5,400   CVS Caremark ...............................           180,792
          6,770   PepsiCo ....................................           384,198
          5,465   Procter & Gamble ...........................           303,362
          6,100   Wal-Mart Stores ............................           304,268
                                                                 ---------------
                                                                       2,266,140
                                                                 ---------------
                  ENERGY - 6.13%
         10,800   Cameron International * ....................           337,284
          5,200   Occidental Petroleum .......................           370,968
          8,800   Schlumberger ...............................           470,800
                                                                 ---------------
                                                                       1,179,052
                                                                 ---------------
                  FINANCIALS - 3.74%
         28,600   Charles Schwab .............................           511,082
          5,400   JPMorgan Chase .............................           208,710
                                                                 ---------------
                                                                         719,792
                                                                 ---------------
                  HEALTH CARE - 9.74%
          9,400   Abbott Laboratories ........................           422,906
          6,000   Allergan ...................................           320,580
          9,200   Gilead Sciences * ..........................           450,156
         20,100   Schering-Plough ............................           532,851
          3,800   Stryker ....................................           147,744
                                                                 ---------------
                                                                       1,874,237
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INDUSTRIALS - 4.44%
          3,300   3M .........................................   $       232,716
          2,100   Burlington Northern Santa Fe . .............           165,039
          4,700   Emerson Electric ...........................           170,986
          5,400   Fluor ......................................           285,120
                                                                 ---------------
                                                                         853,861
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 18.58%
          3,400   Apple * ....................................           555,526
          1,098   Google, Class A * ..........................           486,469
         14,000   Hewlett-Packard ............................           606,200
         12,300   Juniper Networks * .........................           321,399
         12,600   QUALCOMM ...................................           582,246
          7,500   Research In Motion * .......................           570,000
          6,900   Visa, Class A ..............................           451,674
                                                                 ---------------
                                                                       3,573,514
                                                                 ---------------
                  MATERIALS - 1.00%
          2,300   Monsanto ...................................           193,200
                                                                 ---------------
                  TOTAL COMMON STOCKS
                     (Cost $11,882,397) ......................        11,962,182
                                                                 ---------------

    PAR VALUE
---------------
CORPORATE NOTES AND BONDS - 20.78%
                  CONSUMER STAPLES - 4.25%
$       250,000   Coca-Cola (The)
                     5.350%, 11/15/17 ........................           272,557
        250,000   PepsiCo
                     5.000%, 06/01/18 ........................           262,652
        275,000   Wal-Mart Stores
                     4.125%, 07/01/10 ........................           282,508
                                                                 ---------------
                                                                         817,717
                                                                 ---------------
                  ENERGY - 1.11%
        200,000   Conocophillips
                     4.750%, 02/01/14 ........................           213,168
                                                                 ---------------
                  FINANCIALS - 5.41%
        275,000   General Electric Capital,
                     MTN, Series A
                     5.875%, 02/15/12 ........................           291,625
        275,000   Goldman Sachs Group
                     5.150%, 01/15/14 ........................           285,065
        250,000   JPMorgan Chase
                     4.750%, 05/01/13 ........................           261,554
        200,000   Wells Fargo
                     4.200%, 01/15/10 ........................           202,254
                                                                 ---------------
                                                                       1,040,498
                                                                 ---------------
                  HEALTH CARE - 3.62%
        250,000   Abbott Laboratories
                     4.350%, 03/15/14 ........................           261,517
        200,000   Johnson & Johnson
                     5.950%, 08/15/37 ........................           223,753
        200,000   Pfizer
                     4.450%, 03/15/12 ........................           211,909
                                                                 ---------------
                                                                         697,179
                                                                 ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
MONTAG & CALDWELL BALANCED FUND                                    JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  INFORMATION TECHNOLOGY - 3.93%
$       250,000   Cisco Systems
                     5.500%, 02/22/16 ........................   $       274,538
        200,000   Hewlett-Packard
                     4.500%, 03/01/13 ........................           212,243
        250,000   Oracle
                     4.950%, 04/15/13 ........................           268,179
                                                                 ---------------
                                                                         754,960
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 2.46%
        200,000   BellSouth Capital Funding
                     7.750%, 02/15/10 ........................           206,925
        250,000   Verizon Communications
                     5.550%, 02/15/16 ........................           267,106
                                                                 ---------------
                                                                         474,031
                                                                 ---------------
                  TOTAL CORPORATE NOTES AND BONDS
                     (Cost $3,855,485) .......................         3,997,553
                                                                 ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.11%
                  FREDDIE MAC - 1.36%
        100,000   6.625%, 09/15/09 ...........................           100,737
        150,000   4.500%, 01/15/13 ...........................           162,064
                                                                 ---------------
                                                                         262,801
                                                                 ---------------
                  FANNIE MAE - 2.24%
        200,000   6.000%, 05/15/11 ...........................           217,174
        200,000   4.375%, 09/15/12 ...........................           214,461
                                                                 ---------------
                                                                         431,635
                                                                 ---------------
                  U.S. TREASURY BONDS - 3.17%
        175,000   8.125%, 08/15/19 ...........................           240,297
        100,000   8.000%, 11/15/21 ...........................           138,719
        200,000   5.375%, 02/15/31 ...........................           230,063
                                                                 ---------------
                                                                         609,079
                                                                 ---------------
                  U.S. TREASURY NOTES - 5.34%
        225,000   4.000%, 02/15/15 ...........................           239,959
        250,000   4.500%, 02/15/16 ...........................           272,598
        275,000   2.625%, 04/30/16 ...........................           267,695
        225,000   4.625%, 02/15/17 ...........................           246,374
                                                                 ---------------
                                                                       1,026,626
                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                     (Cost $2,187,293) .......................         2,330,141
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
INVESTMENT COMPANY - 4.87%
        936,109   BlackRock Liquidity Funds
                     TempCash Portfolio ......................   $       936,109
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $936,109) .........................           936,109
                                                                 ---------------
TOTAL INVESTMENTS - 99.94%
   (Cost $18,861,284)** ......................................        19,225,985
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - 0.06% .....................            11,125
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    19,237,110
                                                                 ===============

----------
*    Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ................................   $       960,164
Gross unrealized depreciation ................................          (595,463)
                                                                 ---------------
Net unrealized appreciation ..................................   $       364,701
                                                                 ===============

MTN  Medium Term Note

PORTFOLIO COMPOSITION
Common Stocks ................................................                62%
Investment Company ...........................................                 5%
U.S. Government Obligations ..................................                 8%
U.S. Government Agency Obligations ...........................                 4%
Corporate Notes and Bonds (Moody's Ratings)
   Aaa .......................................................                 1%
   Aa ........................................................                 8%
   A .........................................................                12%
                                                                 ---------------
                                                                             100%
                                                                 ===============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
BALANCED FUND                                                      JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

COMMON STOCKS                             66%
U.S. GOVERNMENT AND AGENCY  OBLIGATIONS   16%
CORPORATE NOTES AND BONDS                 15%
CASH & NET OTHER ASSETS AND LIABILITIES    3%

% OF TOTAL NET ASSETS

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
COMMON STOCKS - 65.88%
                  CONSUMER DISCRETIONARY - 7.08%
          7,600   McDonald's .................................   $       418,456
          6,400   McGraw-Hill ................................           200,640
          5,350   NIKE, Class B ..............................           303,024
          4,600   TJX ........................................           166,658
          7,000   Walt Disney ................................           175,840
                                                                 ---------------
                                                                       1,264,618
                                                                 ---------------
                  CONSUMER STAPLES - 12.56%
         10,050   Coca-Cola ..................................           500,892
          3,000   Colgate-Palmolive ..........................           217,320
          6,650   Costco Wholesale ...........................           329,175
          5,500   CVS Caremark ...............................           184,140
          6,900   PepsiCo ....................................           391,575
          5,500   Procter & Gamble ...........................           305,305
          6,300   Wal-Mart Stores ............................           314,244
                                                                 ---------------
                                                                       2,242,651
                                                                 ---------------
                  ENERGY - 6.55%
         10,900   Cameron International * ....................           340,407
          4,950   Occidental Petroleum .......................           353,133
          8,900   Schlumberger ...............................           476,150
                                                                 ---------------
                                                                       1,169,690
                                                                 ---------------
                  FINANCIALS - 3.95%
         27,350   Charles Schwab .............................           488,745
          5,600   JPMorgan Chase .............................           216,440
                                                                 ---------------
                                                                         705,185
                                                                 ---------------
                  HEALTH CARE - 9.89%
          9,000   Abbott Laboratories ........................           404,910
          5,500   Allergan ...................................           293,865
          8,250   Gilead Sciences * ..........................           403,672
         19,000   Schering-Plough ............................           503,690
          4,100   Stryker ....................................           159,408
                                                                 ---------------
                                                                       1,765,545
                                                                 ---------------

                                                                      MARKET
     SHARES                                                           VALUE
---------------                                                  ---------------
                  INDUSTRIALS - 4.93%
          3,400   3M .........................................   $       239,768
          2,100   Burlington Northern Santa Fe ...............           165,039
          4,800   Emerson Electric ...........................           174,624
          5,700   Fluor ......................................           300,960
                                                                 ---------------
                                                                         880,391
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 19.84%
          3,550   Apple * ....................................           580,034
          1,130   Google, Class A * ..........................           500,647
         13,300   Hewlett-Packard ............................           575,890
         12,850   Juniper Networks * .........................           335,771
         11,950   QUALCOMM ...................................           552,210
          7,100   Research In Motion * .......................           539,600
          7,000   Visa, Class A ..............................           458,220
                                                                 ---------------
                                                                       3,542,372
                                                                 ---------------
                  MATERIALS - 1.08%
          2,300   Monsanto ...................................           193,200
                                                                 ---------------
                  TOTAL COMMON STOCKS ........................
                     (Cost $11,318,309)                               11,763,652
                                                                 ---------------


  PAR VALUE
---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.32%
                  FEDERAL HOME LOAN MORTGAGE - 5.35%
$       264,651   5.500%, 11/01/20,
                     Gold Pool # G18083 ......................           277,875
         45,737   5.500%, 12/01/20,
                     Gold Pool # G11820 ......................            48,023
        200,000   6.000%, 10/05/21, MTN ......................           200,344
        191,814   5.500%, 09/01/37,
                     Gold Pool # G03202 ......................           198,920
        224,515   5.000%, 04/01/38,
                     Gold Pool # G04334 ......................           229,898
                                                                 ---------------
                                                                         955,060
                                                                 ---------------
                  FEDERAL NATIONAL MORTGAGE
                     ASSOCIATION - 5.22%
         41,663   7.500%, 02/01/35,
                     Pool # 787557 ...........................            46,005
         17,708   7.500%, 04/01/35,
                     Pool # 819231 ...........................            19,553
        151,211   6.000%, 11/01/35,
                     Pool # 844078 ...........................           159,152
        293,299   6.000%, 12/01/36,
                     Pool # 888029 ...........................           308,243
        179,454   5.500%, 06/01/37,
                     Pool # 918778 ...........................           186,186
        206,148   5.500%, 03/01/38,
                     Pool # 962344 ...........................           213,838
                                                                 ---------------
                                                                         932,977
                                                                 ---------------
                  GOVERNMENT NATIONAL MORTGAGE
                     ASSOCIATION - 2.02%
        204,236   5.000%, 08/20/37,
                     Pool # 4015 .............................           210,280
        144,310   5.500%, 02/15/39,
                     Pool # 698060 ...........................           150,367
                                                                 ---------------
                                                                         360,647
                                                                 ---------------
                  U.S. TREASURY BILLS - 2.80%
        250,000   0.000%, 08/06/09 (a) .......................           249,995
        250,000   0.160%, 10/08/09 (a) .......................           249,927
                                                                 ---------------
                                                                         499,922
                                                                 ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
BALANCED FUND                                                      JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  U.S. TREASURY INFLATION
                  INDEX NOTE - 0.93%
$       161,585   2.375%, 04/15/11 ...........................   $       166,432
                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                     (Cost $2,812,906) .......................         2,915,038
                                                                 ---------------
CORPORATE NOTES AND BONDS - 15.09%
                  CONSUMER DISCRETIONARY - 3.48%
         50,000   AutoZone
                     Senior Unsecured Notes
                     5.750%, 01/15/15 ........................            51,746
         70,000   Darden Restaurants
                     Senior Unsecured Notes
                     6.800%, 10/15/37 ........................            65,397
         50,000   Home Depot
                     Senior Unsecured Notes
                     5.875%, 12/16/36 ........................            46,474
        250,000   Macy's Retail Holdings
                     6.375%, 03/15/37 ........................           188,183
         50,000   Time Warner Cable
                     8.250%, 02/14/14 ........................            58,120
         50,000   Whirlpool, MTN
                     8.600%, 05/01/14 ........................            53,763
         60,000   Wyndham Worldwide
                     Senior Unsecured Notes
                     6.000%, 12/01/16 ........................            50,995
        100,000   Yum! Brands
                     Senior Unsecured Notes
                     6.875%, 11/15/37 ........................           106,227
                                                                 ---------------
                                                                         620,905
                                                                 ---------------
                  CONSUMER STAPLES - 0.90%
         50,000   Kraft Foods
                     Senior Unsecured Notes
                     6.750%, 02/19/14 ........................            56,284
         50,000   Kroger
                     8.050%, 02/01/10 ........................            51,569
         50,000   Reynolds American
                     7.750%, 06/01/18 ........................            52,413
                                                                 ---------------
                                                                         160,266
                                                                 ---------------
                  ENERGY - 2.17%
                  Hess
         50,000      Senior Unsecured Notes
                     8.125%, 02/15/19 ........................            60,023
         50,000      7.875%, 10/01/29 ........................            58,123
         50,000   Kinder Morgan Energy Partners
                     Senior Unsecured Notes
                     9.000%, 02/01/19 ........................            61,071
         50,000   Marathon Oil Canada
                     Senior Secured Notes
                     8.375%, 05/01/12 ........................            55,416
         50,000   Nabors Industries
                     9.250%, 01/15/19 ........................            58,603
         25,000   Trans-Canada Pipelines
                     Senior Unsecured Notes
                     7.625%, 01/15/39 ........................            31,918
         50,000   Weatherford International
                     9.625%, 03/01/19 ........................            62,200
                                                                 ---------------
                                                                         387,354
                                                                 ---------------

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  FINANCIALS - 4.47%
$       125,000   American Express
                     Senior Unsecured Notes
                     7.000%, 03/19/18 ........................   $       128,676
         50,000   American Financial Group
                     Senior Notes
                     9.875%, 06/15/19 ........................            51,495
        250,000   Bear Stearns, MTN
                     Senior Unsecured Notes
                     1.143%, 11/21/16 (b) ....................           187,482
        150,000   Goldman Sachs Capital I
                     6.345%, 02/15/34 ........................           133,209
         50,000   Jefferies Group
                     Senior Unsecured Notes
                     8.500%, 07/15/19 ........................            50,811
         50,000   Marsh & McLennan
                     Senior Unsecured Notes
                     9.250%, 04/15/19 ........................            59,943
         50,000   Rio Tinto Finance
                     8.950%, 05/01/14 ........................            58,201
        250,000   SLM, MTN
                     Senior Unsecured Notes
                     5.625%, 08/01/33 ........................           129,496
                                                                 ---------------
                                                                         799,313
                                                                 ---------------
                  HEALTH CARE - 0.95%
         50,000   McKesson
                     Senior Unsecured Notes
                     7.500%, 02/15/19 ........................            58,739
         50,000   Medtronic
                     Senior Unsecured Notes
                     6.500%, 03/15/39 ........................            58,285
         50,000   WellPoint
                     Senior Unsecured Notes
                     6.800%, 08/01/12 ........................            52,987
                                                                 ---------------
                                                                         170,011
                                                                 ---------------
                  INDUSTRIALS - 0.33%
         50,000   FedEx
                     Senior Notes
                     8.000%, 01/15/19 ........................            58,687
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 0.21%
         50,000   Motorola
                     Senior Unsecured Notes
                     6.625%, 11/15/37 ........................            36,813
                                                                 ---------------
                  MATERIALS - 0.31%
         50,000   Bemis
                     Senior Unsecured Notes
                     6.800%, 08/01/19 ........................            54,878
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 0.59%
         50,000   Rogers Wireless
                     Senior Subordinated Notes
                     8.000%, 12/15/12 ........................            52,125
         50,000   Telus
                     Senior Unsecured Notes
                     8.000%, 06/01/11 ........................            54,073
                                                                 ---------------
                                                                         106,198
                                                                 ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
BALANCED FUND                                                      JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  UTILITIES - 1.68%
$       175,000   CILCORP
                     Senior Unsecured Notes
                     8.700%, 10/15/09.........................   $       176,750
         50,000   FPL Group Capital
                     7.875%, 12/15/15.........................            60,424
         50,000   Sempra Energy
                     Senior Unsecured Notes
                     9.800%, 02/15/19.........................            63,824
                                                                 ---------------
                                                                         300,998
                                                                 ---------------
                  TOTAL CORPORATE NOTES AND BONDS
                     (Cost $2,719,810)........................         2,695,423
                                                                 ---------------

     SHARES
---------------
INVESTMENT COMPANY - 2.80%
        499,460   BlackRock Liquidity Funds
                     TempCash Portfolio.......................           499,460
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $499,460)..........................           499,460
                                                                 ---------------
TOTAL INVESTMENTS - 100.09%
   (Cost $17,350,485)**.......................................        17,873,573
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.09)%....................           (15,740)
                                                                 ---------------
NET ASSETS - 100.00%..........................................   $    17,857,833
                                                                 ===============

----------
*    Non-income producing security.

** At July 31, 2009, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ................................   $     1,362,229
Gross unrealized depreciation ................................          (839,141)
                                                                 ---------------
Net unrealized appreciation ..................................   $       523,088
                                                                 ===============

(a)  Annualized yield at the time of purchase.

(b) Floating rate note. The interest rate shown reflects the rate in effect at July 31, 2009.

MTN  Medium Term Note

PORTFOLIO COMPOSITION
Common Stocks ................................    66%
Investment Company ...........................     3%
U.S. Government Obligations ..................     4%
U.S. Government Agency Obligations ...........    12%
Corporate Notes and Bonds (Moody's Ratings)
   Aa ........................................     1%
   A .........................................     2%
   Baa .......................................     9%
   Ba ........................................     3%
                                                 ---
                                                 100%
                                                 ===

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
TCH FIXED INCOME FUND                                              JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    5%
CORPORATE NOTES AND BONDS                 54%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS    38%
COMMERCIAL MORTGAGE-BACKED SECURITIES      3%

% OF TOTAL NET ASSETS

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
CORPORATE NOTES AND BONDS - 53.31%
                  CONSUMER DISCRETIONARY - 10.20%
$       200,000   AutoZone
                     Senior Unsecured Notes
                     5.750%, 01/15/15.........................   $       206,986
        250,000   CBS
                     8.875%, 05/15/19.........................           261,051
        500,000   Darden Restaurants
                     Senior Unsecured Notes
                     6.800%, 10/15/37.........................           467,121
        500,000   JC Penney
                     6.375%, 10/15/36.........................           385,142
      1,000,000   Limited Brands
                     Senior Unsecured Notes
                     7.600%, 07/15/37.........................           768,523
                  Macy's Retail Holdings
        100,000      8.875%, 07/15/15 (a).....................           103,777
        500,000      6.375%, 03/15/37.........................           376,366
      1,000,000   Nordstrom
                     Senior Unsecured Notes
                     7.000%, 01/15/38.........................           978,833
        250,000   Staples
                     Senior Unsecured Notes
                     9.750%, 01/15/14.........................           293,366
        450,000   Time Warner Cable
                     8.250%, 02/14/14.........................           523,081
        250,000   TJX
                     Senior Unsecured Notes
                     6.950%, 04/15/19.........................           290,995
        750,000   Tyco Electronics Group
                     7.125%, 10/01/37.........................           624,494
        250,000   Viacom
                     Senior Unsecured Notes
                     6.125%, 10/05/17.........................           261,736
        450,000   Whirlpool, MTN
                     8.600%, 05/01/14.........................           483,868
        200,000   Wyndham Worldwide
                     Senior Unsecured Notes
                     6.000%, 12/01/16.........................           169,984

                                                                      MARKET
   PAR VALUE                                                          VALUE
---------------                                                  ---------------
                  CONSUMER DISCRETIONARY (CONTINUED)
$       900,000   Yum! Brands
                     Senior Unsecured Notes
                     6.875%, 11/15/37.........................   $       956,041
                                                                 ---------------
                                                                       7,151,364
                                                                 ---------------
                  CONSUMER STAPLES - 4.53%
                  Altria Group
        500,000      8.500%, 11/10/13.........................           578,540
        200,000      10.200%, 02/06/39........................           261,577
        250,000   CVS Caremark
                     6.600%, 03/15/19.........................           280,112
      1,000,000   Kraft Foods
                     Senior Unsecured Notes
                     7.000%, 08/11/37.........................         1,161,326
                  Kroger
        200,000      8.050%, 02/01/10.........................           206,274
        250,000      6.900%, 04/15/38.........................           285,307
        150,000   Pepsico
                     Senior Unsecured Notes
                     7.900%, 11/01/18.........................           189,357
        200,000   Reynolds American
                     7.750%, 06/01/18.........................           209,653
                                                                 ---------------
                                                                       3,172,146
                                                                 ---------------
                  ENERGY - 8.32%
        500,000   Ecopetrol SA
                     7.625%, 07/23/19 (b).....................           525,000
        300,000   Encana
                     Senior Unsecured Notes
                     6.500%, 05/15/19.........................           339,276
        250,000   Energy Transfer Partners
                     Senior Unsecured Notes
                     9.000%, 04/15/19.........................           307,496
        250,000   Halliburton
                     Senior Unsecured Notes
                     7.450%, 09/15/39.........................           315,825
                  Hess
                     Senior Unsecured Notes
        400,000      8.125%, 02/15/19.........................           480,180
        100,000      7.875%, 10/01/29.........................           116,246
        400,000   Kinder Morgan Energy Partners
                     Senior Unsecured Notes
                     9.000%, 02/01/19.........................           488,570
      1,005,000   Marathon Oil Canada
                     Senior Secured Notes
                     8.375%, 05/01/12.........................         1,113,862
        450,000   Nabors Industries
                     9.250%, 01/15/19.........................           527,427
        500,000   Nexen
                     Senior Unsecured Notes
                     7.500%, 07/30/39.........................           539,190
        225,000   Trans-Canada Pipelines
                     Senior Unsecured Notes
                     7.625%, 01/15/39.........................           287,264
        250,000   Valero Energy
                     Senior Unsecured Notes
                     9.375%, 03/15/19.........................           290,960
        400,000   Weatherford International
                     9.625%, 03/01/19.........................           497,598
                                                                 ---------------
                                                                       5,828,894
                                                                 ---------------
                  FINANCIALS - 10.86%
        250,000   AFLAC
                     Senior Notes
                     8.500%, 05/15/19.........................           281,766

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
TCH FIXED INCOME FUND                                              JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
    PAR VALUE                                                         VALUE
---------------                                                  ---------------
                  FINANCIALS (CONTINUED)
$       450,000   American Financial Group
                     Senior Notes
                     9.875%, 06/15/19 ........................   $       463,457
        250,000   Bank of America
                     Senior Unsecured Notes
                     1.148%, 09/11/12 (c) ....................           232,873
      1,500,000   Bear Stearns, MTN
                     Senior Unsecured Notes
                     1.143%, 11/21/16 (c) ....................         1,124,891
        250,000   Bunge Ltd Finance
                     8.500%, 06/15/19 ........................           277,452
      2,000,000   Citigroup
                     Subordinated Notes
                     1.211%, 08/25/36 (c) ....................           942,940
        500,000   General Electric Capital, MTN,
                     Series A
                     1.396%, 05/05/26 (c) ....................           331,517
        800,000   Goldman Sachs Capital I
                     6.345%, 02/15/34 ........................           710,449
        500,000   Jefferies Group
                     Senior Unsecured Notes
                     8.500%, 07/15/19 ........................           508,112
        250,000   John Deere Capital
                     Senior Unsecured Notes, MTN
                     1.210%, 01/18/11 (c) ....................           249,615
        300,000   Marsh & McLennan
                     Senior Unsecured Notes
                     9.250%, 04/15/19 ........................           359,660
        750,000   Merrill Lynch, MTN
                     6.875%, 04/25/18 ........................           758,213
      1,000,000   NB Capital Trust II
                     7.830%, 12/15/26 ........................           855,000
      1,000,000   SLM, MTN
                     Senior Unsecured Notes
                     5.625%, 08/01/33 ........................           517,986
                                                                 ---------------
                                                                       7,613,931
                                                                 ---------------
                  HEALTH CARE - 5.78%
        500,000   Biogen Idec
                     Senior Unsecured Notes
                     6.875%, 03/01/18 ........................           530,504
        250,000   Express Scripts
                     Senior Unsecured Notes
                     6.250%, 06/15/14 ........................           273,280
        200,000   Hospira
                     Senior Unsecured Notes, GMTN
                     6.400%, 05/15/15 ........................           218,495
        250,000   Humana
                     Senior Unsecured Notes
                     8.150%, 06/15/38 ........................           212,285
        750,000   McKesson
                     Senior Unsecured Notes
                     7.500%, 02/15/19 ........................           881,081
        450,000   Medtronic
                     Senior Unsecured Notes
                     6.500%, 03/15/39 ........................           524,568
        250,000   Pfizer
                     Senior Unsecured Notes
                     7.200%, 03/15/39 ........................           315,893
        500,000   Roche Holdings
                     Senior Unsecured Notes
                     7.000%, 03/01/39 (b) ....................           615,318

                                                                      MARKET
    PAR VALUE                                                         VALUE
---------------                                                  ---------------
                  HEALTH CARE (CONTINUED)
$       450,000   WellPoint
                     Senior Unsecured Notes
                     6.800%, 08/01/12 ........................   $       476,885
                                                                 ---------------
                                                                       4,048,309
                                                                 ---------------
                  INDUSTRIALS - 1.52%
        250,000   Caterpillar
                     7.000%, 12/15/13 ........................           277,771
        250,000   FedEx
                     Senior Notes
                     8.000%, 01/15/19 ........................           293,433
        200,000   Ingersoll-Rand Global Holding
                     6.875%, 08/15/18 ........................           209,151
        250,000   Waste Management
                     7.375%, 03/11/19 ........................           284,878
                                                                 ---------------
                                                                       1,065,233
                                                                 ---------------
                  INFORMATION TECHNOLOGY - 1.36%
        250,000   KLA Instruments
                     Senior Unsecured Notes
                     6.900%, 05/01/18 ........................           242,723
        200,000   Motorola
                     Senior Unsecured Notes
                     6.625%, 11/15/37 ........................           147,252
        500,000   Telecom Italia Capital SA
                     7.721%, 06/04/38 ........................           566,199
                                                                 ---------------
                                                                         956,174
                                                                 ---------------
                  MATERIALS - 3.15%
        700,000   Bemis
                     Senior Unsecured Notes
                     6.800%, 08/01/19 ........................           768,289
        250,000   Dow Chemical (The)
                     Senior Unsecured Notes
                     8.550%, 05/15/19 ........................           275,106
        500,000   International Paper
                     8.700%, 06/15/38 ........................           525,396
        550,000   Rio Tinto Finance
                     8.950%, 05/01/14 ........................           640,210
                                                                 ---------------
                                                                       2,209,001
                                                                 ---------------
                  TELECOMMUNICATION SERVICES - 1.36%
        450,000   Rogers Wireless
                     Senior Subordinated Notes
                     8.000%, 12/15/12 ........................           469,125
        450,000   Telus
                     Senior Unsecured Notes
                     8.000%, 06/01/11 ........................           486,657
                                                                 ---------------
                                                                         955,782
                                                                 ---------------
                  UTILITIES - 6.23%
        995,000   CenterPoint Energy
                     Senior Notes, Series B
                     7.250%, 09/01/10 ........................         1,017,515
      1,500,000   CILCORP
                     Senior Unsecured Notes
                     8.700%, 10/15/09 ........................         1,515,000
        450,000   FPL Group Capital
                     7.875%, 12/15/15 ........................           543,816
        250,000   Oncor Electric Delivery
                     7.500%, 09/01/38 ........................           310,225
        150,000   Pacific Gas & Electric
                     8.250%, 10/15/18 ........................           189,304

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
TCH FIXED INCOME FUND                                              JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                      MARKET
    PAR VALUE                                                         VALUE
---------------                                                  ---------------
                  UTILITIES (CONTINUED)
$       450,000   Sempra Energy
                     Senior Unsecured Notes
                     9.800%, 02/15/19 ........................   $       574,421
        150,000   Virginia Electric and Power
                     Senior Unsecured Notes
                     8.875%, 11/15/38 ........................           212,403
                                                                 ---------------
                                                                       4,362,684
                                                                 ---------------
                  TOTAL CORPORATE NOTES AND BONDS
                     (Cost $36,959,682) ......................        37,363,518
                                                                 ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 39.24%
                  FREDDIE MAC - 12.07%
      1,487,685   5.500%, 11/01/20,
                     Gold Pool # G18083 ......................         1,562,020
        257,184   5.500%, 12/01/20,
                     Gold Pool # G11820 ......................           270,035
        264,460   6.000%, 10/01/35,
                     Gold Pool # A47772 ......................           277,935
        738,040   5.500%, 05/01/37,
                     Pool # A60048 ...........................           765,382
      1,534,508   5.500%, 09/01/37,
                     Gold Pool # G03202 ......................         1,591,356
      1,655,155   5.000%, 02/01/38,
                     Gold Pool # A73409 ......................         1,694,839
      2,245,152   5.000%, 04/01/38,
                     Gold Pool # G04334 ......................         2,298,982
                                                                 ---------------
                                                                       8,460,549
                                                                 ---------------
                  FANNIE MAE - 16.98%
        646,316   6.000%, 11/01/17,
                     Pool # 662854 ...........................           690,123
        363,648   6.000%, 04/01/18,
                     Pool # 725175 ...........................           388,409
        542,343   5.500%, 11/01/18,
                     Pool # 748886 ...........................           573,510
        299,225   4.500%, 06/01/19,
                     Pool # 747860 ...........................           311,882
      1,413,477   6.000%, 01/01/21,
                     Pool # 850787 ...........................         1,502,435
      1,000,000   6.000%, 07/02/24 ...........................         1,000,218
        814,910   6.000%, 09/01/32,
                     Pool # 847899 ...........................           862,798
        233,218   6.000%, 02/01/34,
                     Pool # 771952 ...........................           246,449
        265,748   7.500%, 02/01/35,
                     Pool # 787557 ...........................           293,443
        112,919   7.500%, 04/01/35,
                     Pool # 819231 ...........................           124,686
        849,915   6.000%, 11/01/35,
                     Pool # 844078 ...........................           894,549
        727,166   5.000%, 05/01/36,
                     Pool # 745581 ...........................           746,459
        586,598   6.000%, 12/01/36,
                     Pool # 888029 ...........................           616,487
        717,815   5.500%, 06/01/37,
                     Pool # 918778 ...........................           744,744
        719,002   6.500%, 10/01/37,
                     Pool # 888890 ...........................           770,401
      2,061,481   5.500%, 03/01/38,
                     Pool # 962344 ...........................         2,138,379
                                                                 ---------------
                                                                      11,904,972
                                                                 ---------------

                                                                      MARKET
    PAR VALUE                                                         VALUE
---------------                                                  ---------------
                  GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION - 7.41%
$       763,873   5.000%, 05/01/37,
                     Pool # 782156 ...........................   $       786,480
      1,633,885   5.000%, 08/20/37,
                     Pool # 4015 .............................         1,682,241
      1,502,548   6.000%, 07/20/38,
                     Pool # 4195 .............................         1,580,103
      1,089,211   6.000%, 01/15/39,
                     Pool # 698036 ...........................         1,145,281
                                                                 ---------------
                                                                       5,194,105
                                                                 ---------------
                  U.S. TREASURY BILLS (D) - 1.43%
      1,000,000   0.00%, 10/01/09 ............................           999,730
                                                                 ---------------
                  U.S. TREASURY INFLATION INDEX NOTE - 1.35%
        915,646   2.375%, 04/15/11 ...........................           943,115
                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                     (Cost $26,326,329) ......................        27,502,471
                                                                 ---------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.42%
        275,000   Bear Stearns Commercial
                     Mortgage Securities
                     Series 2007-T28, Class A4
                     5.742%, 09/11/42 (e) ....................           246,020
        500,000   CS First Boston Mortgage Securities
                     Series 2005-C5, Class A2
                     5.100%, 08/15/38 (e) ....................           506,476
        940,000   JP Morgan Chase Commercial Mortgage
                     Securities
                     Series 2005-CB13, Class A2
                     5.247%, 01/12/43 (e) ....................           939,467
                                                                 ---------------
                  TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                     (Cost $1,546,934) .......................         1,691,963
                                                                 ---------------

     SHARES
---------------
INVESTMENT COMPANY - 5.69%
      3,990,381   BlackRock Liquidity Funds
                     TempCash Portfolio ......................         3,990,381
                                                                 ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $3,990,381) .......................         3,990,381
                                                                 ---------------
TOTAL INVESTMENTS - 100.66%
   (Cost $68,823,326)* .......................................        70,548,333
                                                                 ---------------
NET OTHER ASSETS AND LIABILITIES - (0.66)% ...................          (459,884)
                                                                 ---------------
NET ASSETS - 100.00% .........................................   $    70,088,449
                                                                 ===============

----------
* At July 31, 2009 cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation ................................   $     4,478,195
Gross unrealized depreciation ................................        (2,753,188)
                                                                 ---------------
Net unrealized appreciation ..................................   $     1,725,007
                                                                 ===============

(a) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate was 8.375% until April 17, 2009 and is 8.875% thereafter.

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
TCH FIXED INCOME FUND                                              JULY 31, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2009, these securities amounted to $1,140,318 or 1.63% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.

(c) Variable rate bond. The interest rate shown reflects the rate in effect at July 31, 2009.

(d)  Annualized yield at the time of purchase.

(e) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

MTN  Medium Term Note

PORTFOLIO COMPOSITION
Investment Company ...........................................     6%
U.S. Government Obligations ..................................     3%
U.S. Government Agency Obligations ...........................    36%
Corporate Notes and Bonds (Moody's Ratings(e))
   Aaa .......................................................     2%
   Aa ........................................................     3%
   A .........................................................     7%
   Baa .......................................................    36%
   Ba ........................................................     7%
                                                                 ---
                                                                 100%
                                                                 ===

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

                                                                   JULY 31, 2009

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)


NOTE (1) SECURITY VALUATION: Equity securities, closed-end funds and index options traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Interest accrued is captured in dividends and interest receivable. Investments in money market funds are valued at the underlying fund's net asset value at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain significant events occur. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

Certain Funds invest in exchange traded funds ("ETF"), which are shares of other investment companies ("underlying funds"). An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. When a Fund invests in an underlying fund, shareholders of the Fund bear their proportionate share of the other underlying fund's fees and expenses, including operating, registration, trustee licensing and marketing, as well as their share of the Fund's fees and expenses.

Certain Funds invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund's fees and expenses.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Fund has adopted SFAS 157 as of November 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

     - Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly", ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs and valuation

Aston Funds

                                                                   JULY 31, 2009

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

techniques used to measure fair value and changes in those techniques and related inputs during the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of SFAS 115, "Accounting for Certain Investments in Debt and Equity Securities."

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of July 31, 2009 is as follows:

                                                                             Level 2        Level 3
                                              Total           Level 1      Significant    Significant
                                            Value at          Quoted        Observable   Unobservable
FUNDS                                       07/31/09           Price          Input          Input
-----                                    --------------   --------------   -----------   ------------
MONTAG & CALDWELL GROWTH FUND
   Investments in Securities*            $2,286,384,688   $2,286,384,688   $        --       $ --
                                         ==============   ==============   ===========       ====
VEREDUS SELECT GROWTH FUND
   Investments in Securities*            $   88,431,111   $   88,431,111   $        --       $ --
                                         ==============   ==============   ===========       ====
GROWTH FUND
   Investments in Securities*            $  196,415,280   $  196,415,280   $        --       $ --
                                         ==============   ==============   ===========       ====
OPTIMUM LARGE CAP OPPORTUNITY FUND
   Investments in Securities*            $    4,054,677   $    4,054,677   $        --       $ --
                                         ==============   ==============   ===========       ====
VALUE FUND
   Investments in Securities*            $  218,846,783   $  218,846,783   $        --       $ --
                                         ==============   ==============   ===========       ====
TAMRO DIVERSIFIED EQUITY FUND
   Common Stocks*                        $    9,488,858   $    9,488,858   $        --       $ --
   Purchased Options                             53,483               --        53,483         --
   Investment Company                           125,794          125,794            --         --
                                         --------------   --------------   -----------       ----
   Total                                 $    9,668,135   $    9,614,652   $    53,483       $ --
                                         ==============   ==============   ===========       ====
RIVER ROAD DIVIDEND ALL CAP VALUE FUND
   Investments in Securities*            $  144,866,390   $  144,866,390   $        --       $ --
                                         ==============   ==============   ===========       ====
OPTIMUM MID CAP FUND
   Investments in Securities*            $  842,922,632   $  842,922,632   $        --       $ --
                                         ==============   ==============   ===========       ====
MONTAG & CALDWELL MID CAP GROWTH FUND
   Investments in Securities*            $    2,862,562   $    2,862,562   $        --       $ --
                                         ==============   ==============   ===========       ====
CARDINAL MID CAP VALUE FUND
   Investments in Securities*            $      873,172   $      873,172   $        --       $ --
                                         ==============   ==============   ===========       ====
RIVER ROAD SMALL-MID CAP FUND
   Investments in Securities*            $  195,914,686   $  195,914,686   $        --       $ --
                                         ==============   ==============   ===========       ====
VEREDUS AGGRESSIVE GROWTH FUND
   Investments in Securities*            $   44,377,289   $   44,377,289   $        --       $ --
                                         ==============   ==============   ===========       ====
TAMRO SMALL CAP FUND
   Investments in Securities*            $  724,973,961   $  724,973,825   $        --       $136
                                         ==============   ==============   ===========       ====
RIVER ROAD SMALL CAP VALUE FUND
   Investments in Securities*            $  446,873,284   $  446,873,284   $        --       $ --
                                         ==============   ==============   ===========       ====
NEPTUNE INTERNATIONAL FUND
   Investments in Securities*            $   10,217,961   $   10,217,961   $        --       $ --
                                         ==============   ==============   ===========       ====
BARINGS INTERNATIONAL FUND
   Investments in Securities*            $   24,058,109   $   24,058,109   $        --       $ --
                                         ==============   ==============   ===========       ====
DYNAMIC ALLOCATION FUND
   Investments in Securities*            $   33,247,424   $   33,247,424   $        --       $ --
                                         ==============   ==============   ===========       ====
NEW CENTURY ABSOLUTE RETURN ETF FUND
   Investments in Securities*            $   16,995,168   $   16,995,168   $        --       $ --
                                         ==============   ==============   ===========       ====

Aston Funds

                                                                   JULY 31, 2009

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                             Level 2        Level 3
                                              Total           Level 1      Significant    Significant
                                            Value at          Quoted        Observable   Unobservable
FUNDS                                       07/31/09           Price          Input          Input
-----                                    --------------   --------------   -----------   ------------
M.D. SASS ENHANCED EQUITY FUND
   Common Stocks*                        $   19,735,862   $   19,735,862   $        --       $ --
   Investment Company                           485,910          485,910            --         --
   Written Options                           (1,606,567)              --    (1,606,567)        --
                                         --------------   --------------   -----------       ----
   Total                                 $   18,615,205   $   20,221,772   $(1,606,567)      $ --
                                         ==============   ==============   ===========       ====
LAKE PARTNERS LASSO ALTERNATIVES FUND
   Investments in Securities*            $      984,925   $      984,925   $        --       $ --
                                         ==============   ==============   ===========       ====
FORTIS REAL ESTATE FUND
   Investments in Securities*            $   22,252,832   $   22,252,832   $        --       $ --
                                         ==============   ==============   ===========       ====
MONTAG & CALDWELL BALANCED FUND
   Common Stocks*                        $   11,962,182   $   11,962,182   $        --       $ --
   Corporate Notes and Bonds                  3,997,553               --     3,997,553         --
   U.S. Government and Agency
   Obligations                                2,330,141               --     2,330,141         --
   Investment Company                           936,109          936,109            --         --
                                         --------------   --------------   -----------       ----
   Total                                 $   19,225,985   $   12,898,291   $ 6,327,694       $ --
                                         ==============   ==============   ===========       ====
BALANCED FUND
   Common Stocks*                        $   11,763,652   $   11,763,652   $        --       $ --
   U.S. Government and Agency
   Obligations                                2,915,038               --     2,915,038         --
   Corporate Notes and Bonds                  2,695,423               --     2,695,423         --
   Investment Company                           499,460          499,460            --         --
                                         --------------   --------------   -----------       ----
   Total                                 $   17,873,573   $   12,263,112   $ 5,610,461       $ --
                                         ==============   ==============   ===========       ====
TCH FIXED INCOME FUND
   Corporate Notes and Bonds             $   37,363,518   $           --   $37,363,518       $ --
   U.S. Government and Agency
      Obligations                            27,502,471               --    27,502,471         --
   Commercial Mortgage-Backed
      Securities                              1,691,963               --     1,691,963         --
   Investment Company                         3,990,381        3,990,381            --         --
                                         --------------   --------------   -----------       ----
   Total                                 $   70,548,333   $    3,990,381   $66,557,952       $ --
                                         ==============   ==============   ===========       ====

* All Common Stocks and Investment Companies are Level 1 with the exception of Teton Advisors in the TAMRO Small Cap Fund. Please refer to the Schedule of Investments for industry, sector or country breakout.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of July 31, 2009:

                                                  Total      Investments in   Other Financial
TAMRO SMALL CAP FUND                            Fair Value     Securities       Instruments
--------------------                            ----------   --------------   ---------------
Fair Value, beginning of period                    $ --          $ --               $--
Net purchases (sales)                                --            --                --
Accrued discounts (premiums)                         --            --                --
Total net realized gains (losses)                    --            --                --
Total change in unrealized appreciation
   (depreciation)                                    --            --                --
Transfers in and/or out of Level 3                  136           136                --
                                                   ----          ----               ---
Fair Value, end of period                          $136          $136               $--
                                                   ====          ====               ===
Change in net unrealized appreciation
(depreciation) on Level 3
   holdings held at end of period, if applicable   $ --          $ --               $--
                                                   ----          ----               ---

NOTE (2) RESTRICTED SECURITIES: A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Advisor based on procedures established by the Board of Directors. Therefore, not all restricted securities are considered illiquid.

Aston Funds

                                                                   JULY 31, 2009

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

At July 31, 2009, TAMRO Small Cap Fund held a restricted security that was liquid, representing 0.00% of net assets as follows:

                 Acquisition Date   Acquisition Cost   Shares   Value   Net Assets
                 ----------------   ----------------   ------   -----   ----------
Teton Advisors      03/06/2009             $--          3,991    $136      0.00%

NOTE (3) For more information with regards to significant accounting policies, see the most recent semiannual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ASTON FUNDS

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date     9/25/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date     9/25/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ GERALD F. DILLENBURG
                         -------------------------------------------------------
                           Gerald F. Dillenburg, Senior Vice President,
                           Secretary & Treasurer
                           (principal financial officer)

Date     9/25/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.